AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2008

Registration No. 333-146328

811-06144

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

and

                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

SEPARATE ACCOUNT VA DD

(Exact Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1800 M St., N.W.

Washington, D.C. 20036-5869

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	May 1 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Vanguard® Variable Annuity

> Prospectus

May 1, 2008

Vanguard Variable Annuity

Prospectus

May 1, 2008

Issued Through Separate Account VA DD

By Monumental Life Insurance Company

The Vanguard Variable Annuity (the “Contract”) provides a means of investing on a tax-deferred basis in Portfolios of Vanguard Variable Insurance Fund

Money Market Portfolio

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

High Yield Bond Portfolio

Balanced Portfolio

Equity Income Portfolio

Diversified Value Portfolio

Total Stock Market Index Portfolio

Equity Index Portfolio

Mid-Cap Index Portfolio

Growth Portfolio

Capital Growth Portfolio

Small Company Growth Portfolio

International Portfolio

REIT Index Portfolio

The Contract is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Free Look Period of at least 10 days (20 days or more in some instances) during which the Contract may be cancelled.

Why Reading This Prospectus Is Important

This prospectus explains the Vanguard Variable Annuity. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objective, risks, and strategies of each Portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105 or by calling 1-800-522-5555 on business days between 8 a.m. and 8 p.m., Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is available in all states except New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. No one has been authorized to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Contents

1	Cross Reference to Definitions
2	Summary
6	Fee Table
8	Example
8	The Annuity Contract
9	Annuity Payments
11	Purchase
14	Investment Options
19	Expenses
21	Taxes
23	Access to Your Money
25	Performance
25	Death Benefit
28	Other Information
30	Table of Contents of Statement of Additional Information
31	Appendix (Condensed Financial Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in this prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in this prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulated Value	14

Accumulation Phase	9

Accumulation Unit	14

Accumulation Unit Value	14

Adjusted Partial Withdrawal	26

Annuitant	26

Annuity Payment Options	9

Beneficiary(ies)	27

Business Day	11

Company	2

Contract	8

Contract Date	12

Contract Owner	28

Free Look Period	29

Income Date	9

Income Phase	9

Initial Premium Payment	11

Joint Annuitant	27

Net Premium Payment	12

Non-Qualified Contract	8

Portfolios	14

Premium Tax	12

Premium Payment	12

Qualified Contract	12

Separate Account	2

Subaccounts	2

Tax Deferral	21

Vanguard Variable Insurance Fund	2

Summary

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

THE ANNUITY CONTRACT

The Vanguard Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (the “Company”). The Contract provides a means of investing on a tax-deferred basis in various Subaccounts that invest in the portfolios of Vanguard Variable Insurance Fund (the “Portfolios”).

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the various Subaccounts that invest in the Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Subaccounts you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See Annuity Payments, page 9, for more information about Annuity Payment Options.

Vanguard Variable Insurance Fund

The Subaccounts available for investment under the Contract invest in Portfolios of Vanguard Variable Insurance Fund (the Fund), an open-end investment company. The Fund is a member of The Vanguard Group Inc. (Vanguard), a family of 36 investment companies with more than 150 distinct investment portfolios holding assets in excess of $1.2 trillion.

ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Subaccount you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE

You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. Totals of all Premium Payments that exceed $5,000,000 may require prior approval from the Company.

INVESTMENT OPTIONS

When you purchase the Contract, your Premium Payments are deposited into the Separate Account VA DD (the Separate Account). The Separate Account contains a number of subaccounts that invest exclusively in shares of the Portfolios of the Vanguard Variable Insurance Fund (the Subaccounts). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Contract Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the Fund prospectus:

Managed by Vanguard’s Fixed Income Group

Money Market Portfolio

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Managed by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Managed by Wellington Management Company, LLP

High Yield Bond Portfolio

Balanced Portfolio

Managed by Wellington Company, LLP and Vanguard’s Quantitative Equity Group

Equity Income Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.

Diversified Value Portfolio

Managed by AllianceBernstein L.P. and William Blair & Company, L.L.C.

Growth Portfolio

Managed by PRIMECAP Management Company Capital

Growth Portfolio

Managed by Granahan Investment Management, Inc. and Vanguard’s Quantitative Equity Group

Small Company Growth Portfolio

Managed by Schroder Investment Management North America Inc., Baillie Gifford Overseas Ltd and M&G Investment Management Limited

International Portfolio

The Total Stock Market Index Portfolio receives advisory services indirectly by investing in another Vanguard fund and the Equity Index Portfolio and Extended Market Index Fund.

Each Portfolio’s board of trustees may, without prior approval from Contract Owners, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in a Portfolio’s advisory arrangements will be communicated to Contract Owners in writing. In addition, as each Portfolio’s sponsor and overall manager, Vanguard may provide investment advisory services to a Portfolio, on an at-cost basis, at any time. Vanguard may also recommend to each Portfolio’s board of trustees that an advisor be hired, terminated or replaced, or that the terms of an existing investment advisor agreement be revised.

We have developed this variable annuity product in cooperation with Vanguard and its affiliates, and have included Vanguard’s selection of diverse Portfolios.

You are responsible for choosing the Portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Portfolios that is available to you, including each Portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as www.vanguard.com or newspapers and financial and other magazines provide more current information. After you select the Portfolios for your initial premium allocation, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

We do not recommend or endorse any particular Portfolio and we do not provide investment advice.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

3

EXPENSES

There are no sales charges or sales loads associated with the Contract.

The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and a daily charge corresponding to an annual charge of 0.20% for the mortality and expense risks assumed by the Company (a lower rate may be assessed for certain periods). Depending on the death benefit you select there may be an additional quarterly mortality and expense risk charge corresponding to an additional annual charge of 0.05%, or 0.12%. For Contracts valued at less than $25,000, there is also a $25 Annual Contract Maintenance Fee.

You will also pay Fund Operating Expenses, which currently range from 0.14% to 0.45% annually of the average daily value of the Portfolios.

TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment.

ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase after the Free Look Period without incurring a withdrawal charge. Each withdrawal you make must be at least $250. In the absence of specific directions from the contract owner, all deductions will be made from all funded Subaccounts on a pro rata basis. You may have to pay income tax and a tax penalty on any money you take out.

PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, the Company may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the then-current Accumulated Value of the Contract on the date the Company receives Due Proof of Death and all Company forms, fully completed. However, for an additional charge, there are two optional Death Benefit Riders available that you can select at the time of purchase (see Death Benefit, page 25). The Death Benefit will be calculated on the date the Company receives Due Proof of Death and all Company forms, fully completed. The Contract is a variable annuity and if applicable, the Death Benefit is subject to market risk until all Beneficiaries have made claim. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

OTHER INFORMATION

Free Look Period

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing.

MONUMENTAL LIFE INSURANCE COMPANY

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity contracts.

Separate Account VA DD

The Separate Account VA DD (the “Separate Account”) is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information, page 28.

4

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Vanguard Variable Annuity, call 1-800-522-5555 or write:

Regular Mail:	Overnight or Certified Mail:

Vanguard Annuity and Insurance Services	Vanguard Annuity and Insurance Services
P.O. Box 1105	455 Devon Park Drive
Valley Forge, PA 19482-1105	Wayne, PA 19087-1815

If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 1-800-462-2391. Please have ready the Contract number and the Contract Owner’s name, address, last four digits of the Social Security number, and Zip Code when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

5

Fee Table

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The first table describes the fees and expenses that you will pay at the time you purchase the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted. For a complete discussion of Contract cost and expenses, see Expenses, page 19.

Owner Transaction Expenses	Separate Account
Sales Load Imposed on Purchases	None
Surrender Fees	None
Exchange Fees	None
Annual Contract Maintenance Fee[1]	$25

[1]	Applies to Contracts valued at less than 25,000 at the time of initial purchase and each year thereafter if the Accumulated Value remains below 25,000.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

ANNUAL SEPARATE ACCOUNT EXPENSES[2] (as a percentage of average account value)	Separate Account
Accumulated Value Death Benefit Option
Mortality and Expense Risk Charge[3,4]	0.20%
Administrative Expense Charge	0.10

Total Annual Separate Account Expenses	0.30%

Return of Premium Death Benefit Option
Mortality and Expense Risk Charge[3,5]	0.25%
Administrative Expense Charge	0.10

Total Annual Separate Account Expenses	0.35%

Annual Step-Up Death Benefit Option
Mortality and Expense Risk Charge[3,6]	0.32%
Administrative Expense Charge	0.10

Total Annual Separate Account Expenses	0.42%

[2]	See Expenses, page 19 for more information.
[3]	The mortality and expense risk charge will not be greater than 0.20% (as shown in the table); however, the fee may be assessed at a lower rate for certain periods at our discretion.
[4]	Currently, the daily mortality and expense risk charge will be assessed at a rate corresponding to an annual charge of 0.195%.
[5]

This figure includes a daily charge corresponding to an annual charge of 0.20% (a lower rate may be assessed for certain periods) and quarterly charge corresponding to an additional annual charge of 0.05%. Currently, the corresponding aggregate annual charge is 0.245% (0.195% + 0.05%).

[6]

This figure includes a daily charge corresponding to an annual charge of 0.20% (a lower rate may be assessed for certain periods) and quarterly charge corresponding to an additional annual charge of 0.12%. Currently, the corresponding aggregate annual charge is 0.315% (0.195% + 0.12%).

The next item shows the minimum and maximum total operating expenses charged by the investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each investment Portfolio’s fees and expenses is contained in the prospectus for the Fund.

TOTAL FUND OPERATING EXPENSES7

	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.14%	0.45%

[7]

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2007 (unless otherwise noted) and was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the table.

6

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended December 31, 2007

	Money Market Portfolio	Short- Term Investment- Grade Portfolio	Total Bond Market Index Portfolio	High Yield Bond Portfolio	Balanced Portfolio	Equity Income Portfolio	Diversified Value Portfolio	Total Stock Market Index Portfolio
Management Expenses	0.12%	0.11%	0.13%	0.20%	0.21%	0.26%	0.37%	0.12%
12b-1 Distribution Fees	None	None	None	None	None	None	None	None

Total Other Expenses	0.03	0.04	0.03	0.04	0.03	0.03	0.03	0.04 [1]

Total Fund Operating Expenses	0.15%	0.15%	0.16%	0.24%	0.24%	0.29%	0.40%	0.16%[2]

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended December 31, 2007

	Equity Index Portfolio	Mid-Cap Index Portfolio	Growth Portfolio	Capital Growth Portfolio	Small Company Growth Portfolio	International Portfolio	REIT Index Portfolio
Management & Administrative Expenses	0.11%	0.20%	0.33%	0.39%	0.32%	0.40%	0.26%
12b-1 Distribution Fees	None	None	None	None	None	None	None

Total Other Expenses	0.03	0.04	0.03	0.03	0.04	0.05	0.04

Total Fund Operating Expenses	0.14%	0.24%	0.36%	0.42%	0.36%	0.45%	0.30%

[1]

Although the Portfolio is not expected to incur any net expenses directly, the Portfolio’s contract holders indirectly bear the expenses of the underlying Vanguard funds (the Acquired Funds) in which the Portfolio invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Portfolio by the Acquired Funds, during the Portfolio’s fiscal year ended December 31, 2007. See the Vanguard Variable Insurance Fund Prospectus.

[2]

The Total Annual Portfolio Operating Expenses shown in this table do not correlate to the expense ratios shown in the Financial Highlights table of the Vanguard Variable Insurance Fund Prospectus because that ratio does not include the Acquired Funds’ Fees and Expenses.

7

Example

The following example illustrates the maximum expenses that you would incur on a $10,000 premium payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select.

	1 Year	3 Years	5 Years	10 Years
Accumulated Value Death Benefit Option (0.30%)	$77	$240	$417	$931
Return of Premium Death Benefit Option (0.35%)	82	256	444	990
Annual Step-Up Death Benefit Option (0.42%)	89	278	482	1,073

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees or limitations in the Contract.

For information concerning compensation paid for the sale of the Contracts, see “Distributor of the Contracts.”

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

Automated Quotes

The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to six decimal places) and total returns for all Portfolios, and yield information for the Money Market, Total Bond Market Index, High Yield Bond, and Short-Term Investment-Grade Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the service you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Annuity and Insurance Services associate at 1-800-522-5555 to request a brochure that explains how to use the service.

Vanguard’s website also has Accumulation Unit Values (to six decimal places) for all Subaccounts. This service can be accessed from www.vanguard.com.

Accessing Your Contract on the Web

You may access information and manage your annuity on www.vanguard.com. This convenient service, available 24-hours a day, allows you to check your annuity balances, your Portfolio holdings, and make exchanges between Portfolios at any time. (Note: exchange requests received prior to the close of regular trading on the New York Stock Exchange—generally 4 p.m., Eastern time—will be processed as of the close of business on that same day. Requests received after the close of regular trading will be processed the next Business Day).

In order to access your annuity on the web, you must be a registered user of Vanguard.com. You can simply log on to Vanguard.com to register, or speak with a Vanguard Annuity and Insurance Services associate at 1-800-522-5555 for assistance.

The Annuity Contract

The Vanguard Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (the “Company”). The Contract provides a means of investing on a tax-deferred basis in Subacounts that invest in various portfolios (the “Portfolios”) offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase a Qualified Contract by “rolling over” funds from another individual retirement annuity or from a qualified plan.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Vanguard Variable Annuity is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

8

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Income Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the various available Subaccounts. The Contract is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices (“exchanges”) at no charge and without current tax consequences. (See Exchanges Among the Subaccounts, page 16.)

•

Withdraw all or part of your money with no surrender penalty charged by the Company, although you may incur income taxes and a 10% penalty tax prior to age 59 1/2. (See Full and Partial Withdrawals, page 23.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments, below.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into the Company’s Separate Account VA DD (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to Contract Owners.

Vanguard Variable Insurance Fund

The Subaccounts available for investment under the Contract invest in the Portfolios of Vanguard Variable Insurance Fund, an open-end investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of Vanguard, a family of 36 investment companies with more than 150 distinct investment portfolios holding assets in excess of $1.2 trillion. Through their jointly owned subsidiary, Vanguard, Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.

Annuity Payments

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins. The Income Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Income Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Income Date. Any Income Date you request must be at least 30 days from the day the Company receives written notice. The latest possible Income Date the Company will accept without prior approval is the first day of the month after the Annuitant’s 95th birthday.

The Income Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Period Certain Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis. Other Annuity Payment Options may be available.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Subaccounts you choose.

9

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Subaccounts and into the general account of the Company.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•

Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies. This option is also available as a 50% or 75% Last Survivor Annuity.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of between 10 and 30 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.

•

Period Certain Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years. For Qualified contracts, the specified period may not extend beyond the life expectancy of the annuitant or joint annuitant. If the Annuitant dies before the Period Certain ends, the Company will make any remaining payments to the Beneficiary.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Income Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Subaccounts chosen. If the actual net investment experience of the Subaccounts chosen exactly equals the Assumed Interest Rate (AIR) of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Subaccounts chosen is greater than the AIR of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

10

A FEW THINGS TO KEEP IN MIND REGARDING

Annuity Payments

•	If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

•

The minimum payment is $100 ($20 for Contracts issued to South Carolina, Texas, and Massachusetts residents). If on the Income Date your Accumulated Value is below $5,000 (or $2,000 for Contracts issued to South Carolina, Texas, and Massachusetts residents), the Company reserves the right to pay that amount to you in a lump sum.

•	From time to time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

•

If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company’s consent.

•	At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, you may change the Subaccounts funding the variable Annuity Payments by written request or by calling Vanguard Annuity and Insurance Services at 1-800-462-2391. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive round trips through the Portfolios (except the Money Market Portfolio) during any 12-month period. This covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. “Substantive” means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep the Company informed of the Payee’s most current address of record.

Purchase

Client Information Form and Issuance of Contracts

Contract Issuance. To invest in the Vanguard Variable Annuity, you should send a completed Client Information Form, Assessment and Disclosure form, and your Initial Premium Payment to Vanguard Annuity and Insurance Services. Depending on the Death Benefit option selected, there may be limitations on the age of the Annuitant (See Death Benefit, page 25).

If the Client Information Form is received in good order, the Company will issue the Contract and will credit the Initial Premium Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If the Company cannot credit the Initial Premium Payment because the Client Information Form is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the client consents to the Company’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.

You may purchase a Qualified Contract only in connection with a “rollover” of funds from another qualified plan or individual retirement annuity. Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. No additional Premium Payments to your Qualified Contract will be accepted, unless the additional premium payment is funded by another qualified plan. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 23.)

11

DEFINITION

Qualified Contract

When the term “Qualified Contract” is used in this prospectus we generally mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code; there are other types of qualified annuity contracts defined under different Internal Revenue Code sections.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Contract. A Premium Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Premium Payment.

A FEW THINGS TO KEEP IN MIND REGARDING

Premium Payments

•	The minimum Initial Premium Payment for a Contract is $5,000.

•	The Company will not accept third-party checks, Travelers checks, or money orders for Premium Payments.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $250.

•

Additional Premium Payments received before the close of the New York Stock Exchange (usually 4 p.m., Eastern time) are credited to the Contract’s Accumulated Value as of the close of business that same day.

•	The minimum amount that you can allocate to any one Subaccount is $1,000.

•	Totals of all Premium Payments that exceed $5,000,000 may require prior approval from the Company.

•	The Company reserves the right to reject any application or Premium Payment.

The date on which the Initial Premium Payment is credited and the Contract is issued is called the Contract Date.

DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Contract. If the Company should have to pay any Premium Tax, it may be deducted from each Premium Payment or from the Accumulated Value as the Company incurs the tax.

As of the date of this Prospectus, the following states, assess a Premium Tax on all Initial and subsequent Premium Payments:

	Qualified	Non-Qualified
Maine	0.00%	2.00%
South Dakota	0.00	1.25
Wyoming	0.00	1.00

As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non-Qualified
California	0.50%	2.35%
Nevada	0.00	3.50
West Virginia	1.00	1.00

12

Purchasing by Wire

Money should be wired to:	WACHOVIA
ABA 031201467
DEPOSIT ACCOUNT NUMBER 2014126521732
MONUMENTAL LIFE INSURANCE COMPANY and
THE VANGUARD GROUP, INC.
[YOUR CONTRACT NUMBER]
[YOUR NAME]

Please call 1-800-462-2391 before wiring.

Please be sure your bank includes your Contract number to assure proper credit to your Contract.

If you would like to wire your Initial Premium Payment, you should complete the Vanguard Variable Annuity Client Information Form and mail it to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, prior to completing wire arrangements.

The Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and banks are open for business. A purchase payment received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and purchase payments received after that time will have a trade date of the first business day following the date of receipt.

Annuity ExpressTM

The Annuity Express service allows you to make additional Premium Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Subaccounts on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Subaccounts provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

Section 1035 Exchanges

Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing non-qualified annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity without any current tax consequences. To make a “1035 Exchange,” complete a 1035 Exchange form and mail it along with your signed and completed Client Information Form and your current contract, to Vanguard Annuity and Insurance Services.

To accommodate owners of Vanguard Variable Annuities, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuities into the newest Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity for an identical new Vanguard Variable Annuity.

Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.

Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity.

Allocation of Premium Payments

You specify on the Client Information Form what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All allocations you make must be in whole-number percentages and a minimum of $1,000. Your Initial Net Premium Payment will be immediately allocated among the Subaccounts in the percentages you specified on your Client Information Form without waiting for the Free Look Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to Vanguard Annuity and Insurance Services. The change will take effect on the date the Company receives your written notice. You may establish the telephone privilege by completing the appropriate section of the Client Information Form, or by sending a letter authorizing the Company to take instructions by telephone. See Telephone and Online Privilege, page 19.

13

WHAT’S MY CONTRACT WORTH TODAY?

Accumulated Value

The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Premium Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day; plus:

•	Any additional Net Premium Payments credited.

•	Any increase in the Accumulated Value due to investment results of the Subaccount(s) you selected.

minus:

•	Any decrease in the Accumulated Value due to investment results of the Subaccount(s) you selected.

•	The daily Mortality and Expense Risk Charge.

•	The daily Administrative Expense Charge.

•	The Annual Contract Maintenance Fee, if applicable.

•	Any optional death benefit charge, if applicable.

•	Any withdrawals.

•	Any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day. You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value, keeping the earnings tax-deferred.

Investment Options

Vanguard Variable Insurance Fund

The Vanguard Variable Annuity offers you a means of investing in various Subaccounts that invest in the Portfolios of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.

The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds. You should not expect that the investment results of any publicly available Vanguard funds will be comparable to those of the Portfolios.

•

The Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be

14

determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 90 days or less.

•

The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High quality fixed income securities are those rated the equivalent of A3 or better by Moody’s Investors Services, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s or another independent rating agency. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s). The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

•

The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Lehman Brothers U.S. Aggregate Bond Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio’s investments will be selected through the sampling process, and at least 80% of the Portfolio’s assets will be invested in bonds held in the Index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

•

The High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody’s Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or if unrated, are determined to be of comparable quality by the Portfolio’s advisor. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, and preferred stocks. High-yield bonds mostly have short- and intermediate-term maturies.

•

The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

•

The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors.

•

The Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

•

The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Standard & Poor’s (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds—Vanguard Variable Insurance Fund–Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market.

•

The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Standard & Poor’s 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

15

•

The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a “passive management”—or indexing—investment approach designed to track the performance of the Morgan Stanley Capital International® (MSCI®) US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

•

The Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

•

The Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

•

The Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors.

•

The International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio’s advisors evaluate foreign markets around the world and choose companies considered to have above-average growth potential. The Portfolio uses multiple investment advisors.

•

The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests approximately 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the Morgan Stanley Capital International (MSCI) U.S. REIT Index. The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

Exchanges Among the Subaccounts

Should your investment goals change, you may exchange assets among the Subaccounts at no cost, subject to the following conditions:

•

You may request exchanges in writing or by telephone or online at www.vanguard.com. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may exchange from a Subaccount is $250 (unless the Accumulated Value in a Subaccount is less than $250).

•	The $1,000 minimum balance requirement per Subaccount must be satisfied at all times.

•	The Company does not charge a fee for exchanges among the Subaccounts.

LIMITATIONS ON

Exchanges

Because excessive exchanges can disrupt management of the Fund and increase the Fund’s costs for all Contract Owners, the Fund limits exchanges as follows:

•	You may make no more than two substantive round trips through a Portfolio (not including the Money Market Portfolio) during any 12-month period.

•	The Fund and the Company may refuse an exchange at any time, for any reason.

•	The Company may revoke a Contract Owner’s exchange privilege at any time, for any reason.

A round trip is a redemption from a Portfolio followed by a purchase back into the Portfolio. Also, round trip covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. “Substantive” means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

16

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term exchanges. Such exchanges may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term exchanges among the subaccounts can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or exchanges into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or exchanges out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the exchanges.

We have developed polices and procedures with respect to market timing and other exchanges and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term exchanges among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make exchanges is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include a temporary suspension of exchange privileges. We may also restrict the exchange privileges of others acting on your behalf.

We reserve the right to reject any premium payment or exchange request from any person without prior notice, if, in our judgment, (1) the payment or exchange, or series of exchanges, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent exchanges. We may impose other restrictions on exchanges, or even prohibit exchanges for any owner who, in our view, has abused, or appears likely to abuse, the exchange privilege. We may, at any time and without prior notice, discontinue exchange privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of exchanges we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful exchange if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning exchanges. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the exchange privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do:

•	expressly limit the number of round trips in a given period as described in the Investment Options section under Limitations on Exchanges.

Under our current policies and procedures, we do not:

•	impose redemption fees on exchanges;

•	expressly limit the number of nonround trip exchanges or the size of exchanges in a given period; or

•	provide a certain number of allowable exchanges in a given period.

17

Redemption fees, exchange limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Please note that the limits and restrictions described herein are subject to our ability to monitor exchange activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful exchanges by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent exchange activity among the investment options under the variable insurance product. In addition, we may not honor exchange requests if any variable investment option that would be affected by the exchange is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term exchanges. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ exchange requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the exchanges. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent exchanges is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners identified by an underlying fund portfolio as violating the frequent trading policies for that underlying fund portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by exchange activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent exchange activity. If their policies and procedures fail to successfully discourage harmful exchange activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more exchange requests from owners engaged in market timing and other programmed, large, frequent, or short-term exchanges, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Automatic Asset Rebalancing

During the Accumulation Phase, you can automatically rebalance the amounts invested in the Subaccounts in order to maintain a desired allocation. This rebalancing occurs automatically on a date you select and can take place on a monthly, quarterly, semi-annual or annual basis (provided the $1,000 minimum balance requirement has been met in the Subaccount to which you are moving money). The minimum amount you may exchange is $250. Rebalancing can be started, stopped, or changed at any time. Automatic Asset Rebalancing cannot be used in conjunction with the Automatic Exchange Service. Any additional exchange requests will cause Automatic Asset Rebalancing to cease. To take advantage of the Automatic Asset Rebalancing service, complete a Vanguard Variable Annuity Automatic Asset Rebalance service form or send a letter of instruction to Vanguard Annuity and Insurance Services.

18

Automatic Exchange Service

During the Accumulation Phase, you can move money automatically among the Subaccounts. You can exchange fixed dollar amounts or percentages of your Subaccount balance into the other Subaccounts offered under the Contract on either a monthly, quarterly, semi-annual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Subaccounts to which you are moving money). The minimum amount you may exchange is $250. While you are participating in this service, if the service date falls on a day that the New York Stock Exchange is closed, the service date will be the next business day.

Automatic Exchange Service

Using the Automatic Exchange Service, you can exchange at regular intervals in a plan of investing often referred to as “dollar-cost averaging,” moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of dollar-cost averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Automatic Exchange Service Form or contact Vanguard Annuity and Insurance Services.

You may change the amount to be exchanged or cancel this service at any time in writing or by telephone if you have telephone authorization on your Contract. This service cannot be used to establish a new Subaccount, and will not go into effect until the Free Look Period has expired.

Telephone and Online Privilege

You may establish the telephone and online privilege on your Contract by completing the appropriate section of the Client Information Form or by sending a letter authorizing the Company to take instructions over the telephone. The Company, the Fund, and Vanguard shall not be responsible for the authenticity of instructions received by telephone. We will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any telephoned instruction, we will ask the caller for the Contract number and the owner’s last four Social Security number digits, zip code, and address. This information will be verified against the Contract Owner’s records and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. The Company, the Fund, and Vanguard shall not be liable for any loss, cost, or expense for action on telephone instructions believed to be genuine in accordance with these procedures. We will make every effort to maintain the privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of a transaction, or reject any transaction, as deemed necessary, at any time.

Expenses

A CLOSER LOOK AT

The Costs of Investing in a Variable Annuity

Costs are an important consideration in choosing a variable annuity. That’s because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

The projected expenses for the Vanguard Variable Annuity are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was 2.37% as of December 31, 2007, compared to 0.57% for the Vanguard Variable Annuity. (Source for competitors’ data: Morningstar Principia Pro for VA/L Subaccounts, December 2007.)

19

SUMMARY OF COSTS OF INVESTING

in the Vanguard Variable Annuity

•	No sales load or sales charge

•	No charge to make full or partial withdrawals

•	No fee to exchange money among the Subaccounts

•	$25 Annual Contract Maintenance Fee on Contracts valued at less than $25,000

•	Annual Mortality and Expense Risk Charge: 0.20%, 0.25%, or 0.32% depending on death benefit election

•	Annual Administrative Expense Charge: 0.10%

•	Fees and expenses paid by the Portfolios which ranged from 0.14% to 0.45% in the fiscal year ended December 31, 2007

Mortality and Expense Risk Charge

The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The Company will deduct a daily charge corresponding to an annual charge of 0.20% for the mortality and expense risks assumed by the Company (a lower rate may be assessed for certain periods). Depending on the death benefit you select there may be an additional quarterly mortality and expense risk charge corresponding to an additional annual charge of 0.05%, or 0.12%.

The mortality and expense risk charge described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.

The mortality and expense risk charge may be assessed at a lower rate for certain periods at our discretion. Currently, the daily mortality and expense risk charge will be assessed at a rate reduced by an amount corresponding to an annual amount of 0.005%. Accordingly, an aggregate annual charge of 0.195% (Accumulated Value Death Benefit), 0.245% (Return of Premium Death Benefit) or 0.315% (Annual Step-Up Death Benefit) will be assessed.

A CLOSER LOOK AT

The Mortality and Expense Risk Charge

The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in providing a Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

The Company assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

In certain situations, the Company charges an Annual Contract Maintenance Fee of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account.

The Company charges the fee if:

•	Your Initial Premium Payment is less than $25,000; and

•	in each subsequent year the Accumulated Value remains below $25,000.

The fee will be assessed on the last Friday of the calendar year, based on the Accumulated Value of the Contract on that day. If that day is not a business day, it will be assessed on the preceding business day. If that Friday is the last business day of the calendar year, the fee will be assessed on the preceding Friday.

20

Fund Operating Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the “Fee Table” section of this prospectus, the Fees and Expenses section of the Fund’s prospectus, and in the “Management of the Fund” section of the Fund’s Statement of Additional Information.

Taxes

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on the Company’s understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 22, and DIVERSIFICATION STANDARDS, page 23.)

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax is due on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as the Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This “investment in the contract” can generally be described as the cost of the Contract, or cost basis, and it generally includes all Premium Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment—only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

21

For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that the Company withhold federal income taxes on all distributions unless the Contract Owner or payee, if applicable, elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless a lower treaty rate or exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number. Some states may require State Tax Withholding if you elect to have Federal Income Tax withheld.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (1) made after the Contract Owner reaches age 59 1/2; (2) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (3) attributable to the disability of the Contract Owner which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (4) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner, or joint lives (or joint life expectancies) of the Contract Owner and his or her beneficiary; (5) from a Qualified Contract (note, however, that other penalties may apply); (6) under an immediate annuity contract (as defined in the Internal Revenue Code); (7) that can be traced to an investment in the Contract prior to August 14, 1982; or (8) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (4) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (4) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. Because the Company cannot predict whether the series of payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

22

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Contract prior to the Contract’s Income Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

OWNERSHIP TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee’s investment in the Contract will be increased by any amount included in the Contract Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests. We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Generally, you may purchase Qualified Contracts only in connection with a “rollover” of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. No additional Premium Payments to your Qualified Contract will be accepted unless the additional premium is funded by another qualified plan. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

Access To Your Money

The value of your Contract can be accessed during the Accumulation Phase:

•	By making a full or partial withdrawal.

•	By electing an Annuity Payment Option.

•	By your Beneficiary in the form of a Death Benefit.

23

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.

On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.

On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.

Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Premium Payments made (taking prior withdrawals into account).

To make a withdrawal, you may establish the telephone privilege by completing the appropriate section of the Client Information Form, or by sending a letter authorizing the Company to take instructions by telephone. See Telephone and Online Privilege, page 19. You may also send a written request to make a withdrawal to Vanguard Annuity and Insurance Services. Your telephone or written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allocated among the various Subaccounts, the signature of all Contract Owners, and your federal (and state, if applicable) tax withholding election. In the absence of specific directions from the Contract Owner, all deductions will be made from all funded Subaccounts on a pro rata basis.

Systematic Withdrawals

You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract’s Accumulated Value on a monthly, quarterly, semi-annual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Subaccount balance of at least $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250. In the absence of specific directions from the Contract Owner, all deductions will be made from all funded Subaccounts on a pro rata basis.

You may elect this option by completing the Vanguard Variable Annuity Money Transfer Options Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.

The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Money Transfer Options Form.

You may change the amount to be withdrawn and the percentage, the frequency of distributions, or cancel this option by telephone. Any other changes you make, including a change in the destination of the check must be made in writing, and should include signatures of all Contract Owners.

Minimum Balance Requirements

The minimum required balance in any Subaccount is $1,000. If an exchange or withdrawal would reduce the balance in a Subaccount to less than $1,000, the Company will transfer the remaining balance to the other Subaccounts under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an additional Premium Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

Payment of Full or Partial Withdrawal Proceeds

The Company will pay cash withdrawals within seven days after receipt of your telephone or written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:

•	The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.

•	An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.

•	The SEC permits a delay for your protection as a Contract Owner.

•	The payment is derived from premiums paid by check, in which case the Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

TAXATION OF

Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 21, and Penalty Taxes on Certain Early Withdrawals, page 22.

24

Tax Withholding on Withdrawals

If you do not provide the Company with a telephone or written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%. State income tax withholding may also be required.

Performance

Standardized Performance

From time to time, the Company may advertise the yield and total return investment performance of a Subaccount for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Subaccount, so that a Subaccount’s investment performance will not be directly comparable to that of an ordinary mutual fund.

Non-Standardized Performance

The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

Not Indications of Future Performance

The performance measures discussed above are not intended to indicate or predict future performance.

Statement of Additional Information

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return and a list of the indices and other benchmarks used in evaluating a Subaccount’s performance.

Death Benefit

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the then-current Accumulated Value of the Contract on the date the Company receives Due Proof of Death and all Company forms, fully completed. However, for an additional charge, there are two optional Death Benefit Riders that can be selected by the Owner at the time of purchase.

1) Return of Premium Death Benefit Rider—This option is only available to Annuitants age 75 or younger at the time of Contract purchase. There is an additional annual charge of 0.05% (to be assessed 0.0125% per quarter). The additional annual charge will only be assessed for a period of 10 years from the Contract Date. With this option, the Death Benefit will be the greater of:

•	The Accumulated Value of the Contract as of the date the Company receives Due Proof of Death and all Company forms, fully completed; or

•	the sum of all Premium Payments; less any Adjusted Partial Withdrawals and Premium Taxes, if any.

2) Annual Step-Up Death Benefit Rider—This option is only available to Annuitants age 69 or younger at the time of Contract purchase. There is an additional annual charge of 0.12% (to be assessed 0.03% per quarter). The additional annual charge will only be assessed until the Annuitant’s 80th birthday. With this option, the Death Benefit will be the greatest of:

•	The Accumulated Value of the Contract as of the date the Company receives Due Proof of Death and all Company forms, fully completed.

•	the sum of all Premium Payments, less any Adjusted Partial Withdrawals and Premium Taxes, if any; or

•

the highest Accumulated Value on any Contract Anniversary Date on or after the date the Rider is added to the Contract and until the Annuitant reaches age 80, plus any subsequent Premium Payment received by the Company after such Contract Anniversary Date less any Adjusted Partial Withdrawals and Premium Taxes, if any.

If you elect the Return of Premium Death Benefit Rider or the Annual Step-Up Death Benefit Rider, you may cancel this rider by contacting Vanguard Annuity and Insurance Services. Please note that if you cancel the rider, you will not be allowed

25

to elect the additional death benefit riders in the future. Once the rider is cancelled, the Beneficiary will receive the Death Benefit. The Death Benefit is the then-current Accumulated Value of the Contract on the date the Company receives Due Proof of Death and all Company forms, fully completed.

Federal tax law generally requires that if a Contract Owner is a natural person and dies before the Income Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

A WORD ABOUT

Adjusted Partial Withdrawal

If you have elected one of the available Death Benefit Riders, your Contract could be affected by what is referred to as the Adjusted Partial Withdrawal. When a Partial Withdrawal is taken from the Contract, your Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. It is equal to the Partial Withdrawal amount multiplied by an adjustment factor. The adjustment factor is equal to the amount of the Death Benefit prior to the Partial Withdrawal divided by the Accumulated Value prior to the Partial Withdrawal. Under certain circumstances, the Adjusted Partial Withdrawal amount deducted from the Death Benefit may be more than the dollar amount of the Partial Withdrawal. This will generally be the case if the Death Benefit amount exceeds the Accumulated Value at the time of the Partial Withdrawal. The Statement of Additional Information contains a more detailed description of the formula used to calculate an Adjusted Partial Withdrawal.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. The Death Benefit will be calculated on the date the Company receives Due Proof of Death and all Company forms, fully completed. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, the Company will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

DEFINITION

Due Proof of Death

When the term “Due Proof of Death” is used in this prospectus we mean any of the following:

•	A certified death certificate showing the manner of death

•	A certified decree of a court of competent jurisdiction as to the finding of death

•	A written statement by a medical doctor who attended the deceased

•	Any other proof satisfactory to the Company

A WORD ABOUT

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant, subject to any limitations imposed by federal tax law.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

26

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. In the event the Contract Owner and the Annuitant are different, the Contract Owner may also name an Owner’s Designated Beneficiary. The Owner’s Designated Beneficiary may assume ownership of the Contract upon the Contract Owner’s death subject to any restrictions required under federal tax law. See Death of Contract Owner During the Accumulation Phase, below. The Owner’s Designated Beneficiary may be added or changed only in writing.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, the Company will pay the proceeds to the Contract Owner.

•	If no Beneficiary is named, the Company will pay the proceeds to the estate.

•

If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before the Company receives due proof of the Annuitant’s death, the Company will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. Since the death of a Contract Owner does not trigger the payment of the Death Benefit, the value of the Contract in this instance will be the Accumulated Value only. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 26.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:

•	The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.

•	An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.

•	The SEC permits a delay for your protection as a Contract Owner.

•	The payment is derived from premiums paid by check, in which case the Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

27

Other Information

Monumental Life Insurance Company (the “Company,” “We,” “Us,” “Our”)

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Separate Account VA DD

Established by the Company on July 16, 1990, the Separate Account operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account the Company maintains.

The Separate Account has various Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company’s discretion. The Separate Account meets the definition of a “separate account” under Rule 0-1(e)(1) of the 1940 Act.

Contract Owner (“You,” “Your”)

The Contract Owner is the person or persons designated as the Contract Owner in the Client Information Form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Free Look Period

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105. Upon cancellation, the Contract is treated as void from the Contract Date.

Withdrawals are not permitted during the Free Look Period.

Administrative Services

Vanguard, Vanguard Annuity and Insurance Services, 100 Vanguard Boulevard, Malvern, PA 19355, serves as Third Party Administrator of the contracts under an Administrative Services agreement with the Company.

Distributor of the Contracts

We have entered into a distribution arrangement with Vanguard, through its wholly owned subsidiary, Vanguard Marketing Corporation, which is the principal distributor of the Contract. In addition we and/or our affiliates paid Vanguard $150,000 in 2007 to assist with marketing expenses. During the fiscal year ended December 31, 2007, each Portfolio, except the Total Stock Market Index Portfolio, incurred distribution and marketing expenses representing 0.02% (0.03% for the REIT Index Portfolio) of each Portfolio’s average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio’s average month-end net assets. The Total Stock Market Index Portfolio pays no direct expenses; the Portfolio, as a shareholder of the underlying Vanguard funds, will indirectly bear the costs associated with operating those funds.

28

A complete description of the services provided by Vanguard Marketing Corporation is found in the “Management of the Fund” section in the fund’s Statement of Additional Information. The principal business address for Vanguard is 100 Vanguard Boulevard, Malvern, PA 19355-2331.

Voting Rights

The Fund does not hold regular meetings of shareholders. The trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Income Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Income Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Income Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Income Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of the Company and the audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners (as well as the Report of Independent Registered Public Accounting Firm on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as Independent Registered Public Accounting Firm for the Company and the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

29

Table of Contents for the Vanguard Variable Annuity

Statement of Additional Information

Contents

The Contract

Computation of Variable Annuity Income Payments

Adjusted Partial Withdrawal

Exchanges

Joint Annuitant

General Matters

Non-Participating

Misstatement of Age or Sex

Assignment

Annuity Data

Annual Report

Incontestability

Ownership

Distribution of the Contract

Performance Information

Subaccount Inception Dates

Money Market Subaccount Yields

30-Day Yield for Non-Money Market Subaccounts

Standardized Average Annual Total Return

Additional Performance Measures

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Non-Standardized Total Return Year-to-Date

Non-Standardized One Year Return

Safekeeping of Account Assets

Conflicts of Interest with Other Separate Accounts

Taxes

State Regulation of the Company

Records and Reports

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

30

Appendix

CONDENSED FINANCIAL INFORMATION

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period January 1, 1998 through December 31, 2007
	Money Market	Short- Term Investment- Grade	Total Bond Market Index	High Yield Bond	Balanced	Equity Income	Diversified Value
Accumulation unit value as of:
12/31/1998*	1.381	—	17.546	12.576	26.729	26.365	—
12/31/1999	1.447	10.180	17.343	12.892	27.774	25.617	8.662
12/31/2000	1.536	10.974	19.237	12.579	30.541	28.424	10.879
12/31/2001	1.596	11.790	20.754	12.942	31.781	27.324	10.918
12/31/2002	1.618	12.488	22.400	13.098	29.537	23.481	9.333
12/31/2003	1.630	12.892	23.231	15.262	35.471	29.131	12.201
12/31/2004	1.646	13.119	24.135	16.513	39.356	32.911	14.653
12/31/2005	1.693	13.374	24.640	16.917	41.918	34.171	15.722
12/31/2006	1.773	13.989	25.642	18.261	48.045	41.119	18.633
12/31/2007	1.861	14.788	27.332	18.562	51.906	42.856	19.309
Number of units outstanding as of:
12/31/1998*	387,603	—	18,252	10,817	21,507	15,409	—
12/31/1999	456,736	3,165	17,857	10,721	20,007	14,334	3,397
12/31/2000	528,543	6,000	18,332	9,742	16,672	11,262	5,810
12/31/2001	565,875	11,127	23,531	11,874	18,322	11,746	13,973
12/31/2002	546,943	18,963	26,190	12,440	19,265	11,584	14,046
12/31/2003	418,859	22,495	20,899	14,778	20,537	11,735	16,476
12/31/2004	387,052	24,368	19,493	12,601	21,726	12,116	23,564
12/31/2005	416,197	24,449	21,045	11,547	23,523	12,394	29,369
12/31/2006	554,003	24,366	24,148	10,997	23,965	12,592	26,914
12/31/2007	683,712	26,268	30,255	10,584	24,553	11,959	26,678
(Units are shown in thousands)

31

For the period January 1, 1998 through December 31, 2007
	Total Stock Mkt. Index	Equity Index	Mid- Cap Index	Growth	Capital Growth	Small Company Growth	International	REIT Index
Accumulation unit value as of:
12/31/1998*	—	37.565	—	33.697	—	11.792	16.226	—
12/31/1999	—	45.300	12.454	41.101	—	18.957	20.265	9.738
12/31/2000	—	41.052	14.640	32.753	—	21.872	18.834	12.251
12/31/2001	—	35.987	14.510	22.246	—	23.013	15.272	13.691
12/31/2002	—	27.936	12.339	14.211	—	17.420	12.596	14.124
12/31/2003	12.559	35.781	16.492	17.870	12.739	24.501	16.939	19.078
12/31/2004	14.093	39.528	19.783	19.109	14.940	28.165	20.168	24.824
12/31/2005	14.911	41.299	22.480	21.241	16.039	29.838	22.386	27.679
12/31/2006	17.175	47.643	25.495	21.583	17.850	32.786	29.553	37.236
12/31/2007	18.008	50.057	26.980	23.717	20.018	33.920	34.596	30.962
Number of units outstanding as of:
12/31/1998*	—	28,884	—	23,656	—	11,841	14,564	—
12/31/1999	—	33,247	5,746	26,900	—	14,077	15,970	2,281
12/31/2000	—	31,161	13,486	27,577	—	19,483	17,227	4,174
12/31/2001	—	29,786	16,068	23,721	—	19,007	14,988	6,433
12/31/2002	—	28,067	17,688	19,903	—	18,622	14,564	10,127
12/31/2003	10,334	28,896	18,660	19,387	4,000	20,365	16,374	11,626
12/31/2004	16,523	27,571	19,779	17,187	9,427	19,702	20,581	12,601
12/31/2005	19,255	24,890	21,707	16,123	9,052	17,595	23,947	11,547
12/31/2006	21,518	22,231	20,394	14,113	11,243	16,407	27,348	11,653
12/31/2007	24,088	20,889	19,766	12,987	12,579	14,563	31,499	8,237
(Units are shown in thousands)

*	Date of commencement of operations for the Total Bond Market Index and Equity Index Subaccounts was April 29, 1991, for the Money Market Subaccount was May 2, 1991, for the Balanced Subaccount was May 23, 1991, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999, and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.

32

SEPARATE ACCOUNT VA DD

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

VANGUARD VARIABLE ANNUITY

OFFERED BY

MONUMENTAL LIFE INSURANCE COMPANY

(AN IOWA STOCK COMPANY)

ADMINISTRATIVE OFFICES

4333 EDGEWOOD ROAD NE

CEDAR RAPIDS, IOWA 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity (the “Contract”) offered by Monumental Life Insurance Company (the “Company”). You may obtain a copy of the Prospectus dated May 1, 2008 by calling 800-522-5555, or writing to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

May 1, 2008

THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Income Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

(a)	the Annuity Unit value for the immediately preceding Business Day;

(b)	the Net Investment Factor for the day;

(c)	the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	any increase or decrease in the value of the Subaccount due to investment results;

(b)	a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate of 0.20%;

(c)	a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%; and

(d)	a charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and in each subsequent year if the Accumulated Value remains below $25,000.

The Annuity Tables contained in the NA100A Contract are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gender.

The Annuity Tables contained in the VVAP U 1001 Contract are based on a 4% effective annual Assumed Investment Return and the “Annuity 2000” (male, female, and unisex if required by law) mortality table projected for improvement using projection scale G (50% of G for females, 100% of G for males) with an assumed commencement date of 2005. Age adjustments apply for annuitizations after 2010. Unisex factors assume a 70% female, 30% male mix.

Adjusted Partial Withdrawal

The Adjusted Partial Withdrawal is the total amount the Death Benefit is adjusted as a result of any Partial Withdrawals taken from the Contract. It adjusts the Death Benefit in proportion to its relationship to the Accumulated Value of the Contract and the amount of the Partial Withdrawal. The Death Benefit is calculated by subtracting the Adjusted Partial Withdrawal amount from the Death Benefit amount prior to the Partial Withdrawal. The formula is as follows:

(a) divided by (b) = (c); (c) multiplied by (d) = Adjusted Partial Withdrawal amount

Where:

(a)	=	Death Benefit prior to the Partial Withdrawal;

(b)	=	Accumulated Value of the Contract prior to the Partial Withdrawal;

(c)	=	Adjustment factor;

(d)	=	Amount of Partial Withdrawal

Without application of the Adjusted Partial Withdrawal amount, the Company has the risk in a down market that a Contract Owner may withdraw most of his or her Accumulated Value and leave a sizable guaranteed minimum Death Benefit under the Return of Premium Death Benefit or Annual Step-up Death Benefit Riders. For example, suppose $100,000 is invested in the Contract with a Return of Premium Death Benefit elected and the market subsequently drops to $50,000. Without the Adjusted Partial Withdrawal, the Contract Owner could withdraw $49,000 and purchase a different annuity contract, leaving only $1,000 invested in the Contract with a $51,000 Death Benefit. The Company would retain a future Death Benefit liability with almost no money invested in the Contract to permit the Company to recover that future expense. The Adjusted Partial Withdrawal allows the Company to eliminate the risk described. In the foregoing example, the Contract Owner would only have a $2,000 Death Benefit after the withdrawal.

Conversely, in an up market, the Adjusted Partial Withdrawal will lower the guaranteed Death Benefit by an amount less than amount actually withdrawn. The Company would retain a future Death Benefit liability with no additional risk. Using the example above, assume the market subsequently rose to $150,000. Without the Adjusted Partial Withdrawal, the Contract Owner withdraws $50,000 and would have a guaranteed minimum Death Benefit remaining of $50,000. However, using the Adjusted Partial Withdrawal, the remaining guaranteed minimum Death Benefit would be $66,666.67.

Exchanges

After the Income Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making written request or by calling Vanguard Annuity and Insurance Services, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. “Substantive” means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

The Contract Owner may, in the Client Information Form or by written request at least 30 days prior to the Income Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company’s underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

The Income Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Income Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

GENERAL MATTERS

Non-Participating

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

Depending on the state of issue of a Contract, the Company may require proof of age and/or sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

Any Nonqualified Contract may be assigned by the Contract Owner prior to the Income Date and during the Annuitant’s lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Premium Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" or "Misstatement of Age" provision.

Ownership

The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the Client Information Form. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant’s lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner’s Designated Beneficiary, if one has been designated by the Owner. If no Owner’s Designated Beneficiary is designated or if no Owner’s Designated Beneficiary is living, the Owner’s Designated Beneficiary is the Owner’s estate. From time to time the Company may require proof that the Owner is still living.

DISTRIBUTION OF THE CONTRACT

We have entered into a distribution arrangement with The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, the principal distributor of the Contract. During the fiscal year ended December 31, 2007, each Portfolio, except the Total Stock Market Index Portfolio, incurred distribution and marketing expenses representing 0.02% of each Portfolio’s average net assets. These expenses are guaranteed not to exceed 0.20% of 0.01% of each Portfolio’s average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the “Management of the Fund” section in the Fund’s Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355-2331.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Subaccount Inception Dates

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Subaccount and the Total Bond Market Index Subaccount; May 2, 1991 for the Money Market Subaccount; May 23, 1991 for the Balanced Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Investment-Grade Subaccount; February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount; and May 1, 2003 for the Total Stock Market Index Subaccount and the Capital Growth Subaccount.

The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount invest commenced operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base-period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return +1)365/7] -1

The yield of the Money Market Subaccount for the 7-day period ended December 31, 2007, was 4.43%.

30-Day Yield for Non-Money Market Subaccounts

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD	=	2[(a - b + 1)[6] -1]
c x d

Where:

[a]	equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

[b]	equals the expenses accrued for the period (net of reimbursements)

[c]	equals the average daily number of Units outstanding during the period

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

The yield of each Subaccount for the 30-day period ended December 31, 2007, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

Short-Term Investment-Grade Subaccount	4.52%
Total Bond Market Index Subaccount	4.40%
High Yield Bond Subaccount	7.74%
Balanced Subaccount	2.81%
Equity Income Subaccount	2.69%
Diversified Value Subaccount	2.32%
Total Stock Market Index Subaccount	1.21%
Mid-Cap Index Subaccount	0.86%
Equity Index Subaccount	1.58%
Growth Subaccount	0.34%
Capital Growth Subaccount	0.49%
Small Company Growth Subaccount	0.00%
International Subaccount	—
REIT Index Subaccount	4.63%*

*	This dividend yield includes some payments that represent a return of capital by underlying REITs. The amount of the return of capital is determined by each REIT only after its fiscal year-end.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, the Company will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted annually.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

P(1 + T)[n] = ERV

Where:

(1)	[P] equals a hypothetical Initial Premium Payment of $1,000

(2)	[T] equals an average annual total return

(3)	[n] equals the number of years

(4)	[ERV] equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof)

The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 2007.

Standardized Average Annual Total Return

For Period Ending December 31, 2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	1 Year	3 years	5 Years	10 Years	Year to Date	Year Ended 12/31/07	Since Subaccount Inception*
Money Market Subaccount	4.80%	4.05%	2.70%	3.41%	4.80%	4.80%	3.65%
Short Term Investment-Grade Subaccount	5.59%	3.95%	3.31%	—	5.59%	5.59%	4.37%
Total Bond Market Index Subaccount	6.54%	4.11%	3.93%	5.23%	6.54%	6.54%	6.07%
High Yield Bond Subaccount	1.53%	3.85%	7.09%	4.21%	1.53%	1.53%	5.36%
Balanced Subaccount	7.91%	9.54%	11.80%	7.91%	7.91%	7.91%	10.28%
Equity Income Subaccount	4.10%	9.07%	12.66%	6.52%	4.10%	4.10%	10.37%
Diversified Value Subaccount	3.50%	9.51%	15.52%	—	3.50%	3.50%	7.55%
Total Stock Market Index Subaccount	4.73%	8.39%	—	—	4.73%	4.73%	13.29%
Equity Index Subaccount	4.94%	8.07%	12.24%	5.37%	4.94%	4.94%	9.99%
Mid-Cap Index Subaccount	5.70%	10.77%	16.80%	—	5.70%	5.70%	11.68%
Growth Subaccount	9.76%	7.34%	10.65%	-0.27%	9.76%	9.76%	5.96%
Capital Growth Subaccount	12.02%	10.12%	—	—	12.02%	12.02%	15.89%
Small Company Growth Subaccount	3.33%	6.27%	14.13%	11.82%	3.33%	3.33%	11.00%
International Subaccount	16.94%	19.58%	22.26%	9.57%	16.94%	16.94%	9.43%
REIT Index Subaccount	-16.97%	7.51%	16.86%	—	-16.97%	-16.97%	13.42%

*	Refer to “Subaccount Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.

All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor’s 500 Stock Index (“S&P 500”), Dow Jones Industrial Average (“DJIA”), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount’s results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by A.M. Best, Moody’s, Standard & Poor’s or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

The Company may show a Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

Non-Standardized Cumulative Total Return

For Period Ending 12/31/2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	Month to date	Quarter to date	6 Months to date	One Year	Since Subaccount Inception*
Money Market Subaccount	0.36%	1.16%	2.37%	4.81%	82.52%
Short-Term Investment-Grade Subaccount	0.06%	1.78%	3.64%	5.59%	46.37%
Total Bond Market Index Subaccount	0.23%	2.93%	5.85%	6.55%	168.20%
High Yield Bond Subaccount	0.33%	-1.07%	-0.09%	1.53%	83.19%
Balanced Subaccount	-0.51%	-0.92%	1.90%	7.92%	409.69%
Equity Income Subaccount	-1.13%	-3.90%	-2.04%	4.10%	321.72%
Diversified Value Subaccount	-3.00%	-6.04%	-6.14%	3.50%	91.15%
Total Stock Market Index Subaccount	-0.71%	-3.64%	-2.32%	4.73%	79.17%
Equity Index Subaccount	-0.74%	-3.47%	-1.61%	4.95%	391.41%
Mid-Cap Index Subaccount	-0.03%	-3.53%	-4.53%	5.70%	167.15%
Growth Subaccount	-0.10%	-1.88%	3.16%	9.77%	133.16%
Capital Growth Subaccount	0.18%	-0.59%	3.13%	12.02%	99.18%
Small Company Growth Subaccount	-0.64%	-4.58%	-5.18%	3.34%	234.93%
International Subaccount	-1.89%	-0.48%	4.21%	16.94%	240.76%
REIT Index Subaccount	-5.15%	-12.99%	-11.08%	-16.97%	206.66%

*	Refer to “Subaccount Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.

Non-Standardized Average Annual Total Returns

For Period Ending 12/31/2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	One Year	Three Year	Five Year	Since Subaccount Inception*
Money Market Subaccount	4.81%	4.06%	2.71%	3.68%
Short-Term Investment-Grade Subaccount	5.59%	3.95%	3.32%	4.38%
Total Bond Market Index Subaccount	6.55%	4.11%	3.94%	6.10%
High Yield Bond Subaccount	1.53%	3.86%	7.10%	5.37%
Balanced Subaccount	7.92%	9.55%	11.82%	10.30%
Equity Income Subaccount	4.10%	9.08%	12.67%	10.38%
Diversified Value Subaccount	3.50%	9.51%	15.53%	7.56%
Total Stock Market Index Subaccount	4.73%	8.40%	—	13.31%
Equity Index Subaccount	4.95%	8.07%	12.25%	10.02%
Mid-Cap Index Subaccount	5.70%	10.77%	16.81%	11.69%
Growth Subaccount	9.77%	7.35%	10.67%	5.98%
Capital Growth Subaccount	12.02%	10.12%	—	15.90%
Small Company Growth Subaccount	3.34%	6.27%	14.14%	11.01%
International Subaccount	16.94%	19.59%	22.27%	9.45%
REIT Index Subaccount	-16.97%	7.52%	16.88%	13.43%

*	Refer to “Subaccount Inception Dates” under the “PERFORMANCE INFORMATION” section of this Statement of Additional Information.

Non-Standardized Total Return Year-to-Date

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

Non-Standardized Total Return Year-to-Date

For Period Ending 12/31/2007

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

Total Return YTD as of 12/31/2007
Money Market Subaccount	4.81%
Short-Term Investment-Grade Subaccount	5.59%
Total Bond Market Index Subaccount	6.55%
High Yield Bond Subaccount	1.53%
Balanced Subaccount	7.92%
Equity Income Subaccount	4.10%
Diversified Value Subaccount	3.50%
Total Stock Market Index Subaccount	4.73%
Equity Index Subaccount	4.95%
Mid-Cap Index Subaccount	5.70%
Growth Subaccount	9.77%
Capital Growth Subaccount	12.02%
Small Company Growth Subaccount	3.34%
International Subaccount	16.94%
REIT Index Subaccount	-16.97%

Non Standardized One Year Return

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

Non-Standardized One Year Return

Annual Step-Up Death Benefit Option

(Total Annual Separate Account Expenses: 0.42%)

	2004	2005	2006	2007
Money Market Subaccount	0.84%	2.75%	4.61%	4.81%
Short-Term Investment-Grade Subaccount	1.64%	1.92%	4.48%	5.59%
Total Bond Market Index Subaccount	3.77%	1.98%	3.87%	6.55%
High Yield Bond Subaccount	8.09%	2.33%	7.83%	1.53%
Balanced Subaccount	10.82%	6.41%	14.50%	7.92%
Equity Income Subaccount	12.84%	3.72%	20.22%	4.10%
Diversified Value Subaccount	19.96%	7.19%	18.40%	3.50%
Total Stock Market Index Subaccount	12.08%	5.71%	15.06%	4.73%
Equity Index Subaccount	10.34%	4.37%	15.24%	4.95%
Mid-Cap Index Subaccount	19.81%	13.55%	13.29%	5.70%
Growth Subaccount	6.80%	11.07%	1.49%	9.77%
Capital Growth Subaccount	17.13%	7.26%	11.17%	12.02%
Small Company Growth Subaccount	14.82%	5.84%	9.76%	3.34%
International Subaccount	18.92%	15.89%	26.25%	16.94%
REIT Index Subaccount	29.97%	11.41%	34.41%	-16.97%

	2003	2002	2001	2000	1999	1998
Money Market Subaccount	0.59%	1.38%	3.92%	6.04%	4.75%	5.07%
Short-Term Investment-Grade Subaccount	3.13%	5.91%	7.43%	7.74%	—	—
Total Bond Market Index Subaccount	3.60%	7.93%	7.87%	10.85%	-1.23%	7.87%
High Yield Bond Subaccount	16.45%	1.20%	2.83%	-2.48%	2.46%	3.63%
Balanced Subaccount	20.03%	-7.06%	4.00%	9.93%	3.89%	11.61%
Equity Income Subaccount	24.02%	-14.07%	-3.94%	10.95%	-2.94%	17.19%
Diversified Value Subaccount	30.70%	-14.52%	0.33%	25.60%	—	—
Total Stock Market Index Subaccount	—	—	—	—	—	—
Equity Index Subaccount	28.05%	-22.37%	-12.43%	-9.47%	20.62%	28.25%
Mid-Cap Index Subaccount	33.64%	-14.96%	-0.95%	17.50%	—	—
Growth Subaccount	25.71%	-36.12%	-32.26%	-20.44%	22.00%	40.32%
Capital Growth Subaccount	36.82%	—	—	—	—	—
Small Company Growth Subaccount	40.65%	-24.30%	5.16%	15.37%	60.91%	7.52%
International Subaccount	34.46%	-17.52%	-19.04%	-7.12%	24.96%	18.39%
REIT Index Subaccount	35.06%	3.16%	11.71%	25.87%	—	—

	1997	1996	1995	1994	1993	1992
Money Market Subaccount	5.12%	4.98%	5.42%	3.73%	2.55%	3.18%
Short-Term Investment-Grade Subaccount	—	—	—	—	—	—
Total Bond Market Index Subaccount	8.97%	3.09%	17.57%	-3.15%	8.91%	5.89%
High Yield Bond Subaccount	11.64%	—	—	—	—	—
Balanced Subaccount	22.69%	15.79%	31.97%	-1.08%	12.69%	6.69%
Equity Income Subaccount	33.95%	18.25%	38.44%	-1.71%	—	—
Diversified Value Subaccount	—	—	—	—	—	—
Total Stock Market Index Subaccount	—	—	—	—	—	—
Equity Index Subaccount	32.73%	22.41%	36.91%	0.67%	9.39%	6.88%
Mid-Cap Index Subaccount	—	—	—	—	—	—
Growth Subaccount	26.21%	26.45%	37.87%	3.82%	—	—
Capital Growth Subaccount	—	—	—	—	—	—
Small Company Growth Subaccount	12.87%	—	—	—	—	—
International Subaccount	2.91%	14.15%	15.43%	—	—	—
REIT Index Subaccount	—	—	—	—	—	—

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company’s general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

TAXES

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account’s investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, the Company will incur state or local taxes in several states. If there is a change in state or local tax laws, the Company may make charges for such taxes. At present time, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company’s tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

STATE REGULATION OF THE COMPANY

The Company is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa Insurance Division. An annual statement in a prescribed form is filed with Iowa Insurance Division on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Iowa Insurance Division examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners as of December 31, 2007, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, including the Report of Independent Registered Public Accounting Firm thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Contract Owners and should be considered only as bearing on the ability of the Monumental Life Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Monumental Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Monumental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

• Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	• Phone: (515) 243-2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Monumental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Monumental Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Monumental Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

0804-0932204	A member firm of Ernst & Young Global Limited
1

• Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Monumental Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Monumental Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

0804-0932204	A member firm of Ernst & Young Global Limited
2

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$148,708	$177,835
Bonds:
Affiliated entities	64,902	37,078
Unaffiliated	19,424,564	17,576,527
Preferred stocks:
Affiliated entities	2,347	1,565
Unaffiliated	1,078,126	1,220,098
Common stocks:
Affiliated entities (cost: 2007 - $17,712 ; 2006 - $13,935)	9,282	6,088
Unaffiliated (cost: 2007 - $5,945 ; 2006 - $32,828)	13,594	42,051
Mortgage loans on real estate	3,194,935	2,558,931
Real estate at cost, less allowance for depreciation (2007 - $147; 2006 - $1,376):
Properties held for sale	9,696	8,192
Investment properties	1,209	1,237
Policy loans	487,766	485,446
Receivable for securities	–	380
Other invested assets	846,394	856,255

Total cash and invested assets	25,281,523	22,971,683
Premiums deferred and uncollected	228,694	217,230
Accrued investment income	365,981	335,897
Federal income tax recoverable	37,179	42,740
Net deferred income tax asset	77,896	93,670
Receivable from parent, subsidiaries and affiliates	65,599	72,452
Cash surrender value of life insurance policies	66,000	63,682
Investment broker receivable	–	1,819
Reinsurance receivable	31,654	139,635
Other assets	23,110	39,744
Separate account assets	11,757,527	10,900,115

Total admitted assets	$37,935,163	$34,878,667

	December 31
	2007	2006
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$6,714,824	$6,536,705
Annuity	4,931,152	5,829,622
Accident and health	496,298	425,755
Policy and contract claim reserves:
Life	57,057	51,610
Accident and health	164,246	144,685
Liability for deposit-type contracts	2,179,743	2,681,850
Other policyholders’ funds	7,740	7,513
Remittances and items not allocated	9,512	6,799
Borrowed money	–	130,917
Reinsurance in unauthorized companies	6,508	3,283
Municipal reverse repurchase agreements	36,553	120,275
Asset valuation reserve	432,726	319,598
Interest maintenance reserve	89,589	102,577
Funds held under reinsurance agreements	9,856,372	6,014,248
Payable for securities	15,730	20,218
Payable to parent, subsidiaries and affiliates	176,664	105,253
Transfers from separate accounts due or accrued	(3,837)	(857)
Deferred derivative loss	31,759	31,759
Derivatives	63,511	35,962
Other liabilities	179,710	201,469
Separate account liabilities	11,757,527	10,900,115

Total liabilities	37,203,384	33,669,356
Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding, 2007; 7,444 issued and outstanding, 2006	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding, 2007; 2,803 issued and outstanding, 2006	2,773	2,773
Surplus notes	160,000	160,000
Paid-in surplus	762,414	241,570
Unassigned surplus (deficit)	(200,772)	797,604

Total capital and surplus	731,779	1,209,311

Total liabilities and capital and surplus	$37,935,163	$34,878,667

See accompanying notes.

Monumental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Revenue
Premiums and other considerations, net of reinsurance:
Life	$744,974	$504,500	$512,107
Annuity	1,047,780	1,159,064	1,090,130
Accident and health	654,295	520,088	536,777
Net investment income	1,465,481	1,360,229	1,264,132
Amortization of interest maintenance reserve	7,091	4,912	2,952
Commissions and expense allowances on reinsurance ceded	84,941	167,753	225,519
Income from fees associated with investment management, administration and contract guarantees for separate accounts	37,498	32,421	29,473
Reserve adjustments on reinsurance ceded	43	127,275	157,995
Reinsurance reserve recapture	—	8,266	5,415
Consideration on reinsurance transaction	1,352,966	291,426	—
Recapture of reinsurance ceded to non-affiliate	1,342,614	—	—
Other income	7,836	9,114	8,534

	6,745,519	4,185,048	3,833,034
Benefits and expenses
Benefits paid or provided for:
Life and accident and health benefits	737,937	561,007	607,998
Annuity benefits	284,066	275,504	266,097
Surrender benefits	1,369,248	1,481,174	1,499,399
Other benefits	174,807	238,605	197,467
Increase (decrease) in aggregate reserves for policies and contracts:
Life	178,119	301,641	219,107
Annuity	(898,470)	(454,301)	(235,765)
Accident and health	70,542	135,358	49,366

	1,916,249	2,538,988	2,603,669
Insurance expenses:
Commissions	305,487	377,552	269,065
General insurance expenses	272,370	281,599	256,476
Taxes, licenses and fees	48,870	49,615	39,845
Net transfers to (from) separate accounts	387,561	238,424	(47,159)
Reinsurance reserve adjustment	113,800	189,652	169,884
Funds withheld ceded investment income	479,696	338,259	229,945
Reserve adjustments on reinsurance ceded	2,885,030	—	—
Reinsurance reserve recapture	—	—	5,384
Consideration on reinsurance recaptured	—	62,143	8,671
Experience refunds	(45,282)	(83,698)	(76,612)
Other expenses	12,105	7,728	9,169

	4,459,637	1,461,274	864,668

Total benefits and expenses	6,375,886	4,000,262	3,468,337
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	369,633	184,786	364,697
Dividends to policyholders	1,492	1,490	1,528

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	368,141	183,296	363,169
Federal income tax expense (benefit)	83,114	(17,161)	1,319

Gain from operations before net realized capital gains (losses) on investments	285,027	200,457	361,850
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	76,354	82,662	(6,561)

Net income	$361,381	$283,119	$355,289

See accompanying notes.

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Preferred Stock	Surplus Notes	Paid-In Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2005
As originally presented	$5,583	$2,102	$—	$160,000	$206,555	$562,463	$936,703
Merger of Peoples Benefit Life Insurance Company (PBLIC)	12,595	—	25,190	—	3,608	573,659	615,052
Merger adjustment – retire PBLIC stock	(12,595)	—	(25,190)	—	37,785	—	—
Issuance of common stock in connection with statutory merger	1,781	671	—	—	(2,452)	—	—
Nonadmit value of reciprocal ownership	—	—	—	—	(9,609)	(290,003)	(299,612)

Balance at January 1, 2005, as restated	7,364	2,773	—	160,000	235,887	846,119	1,252,143
Cumulative effect of change in accounting principle	—	—	—	—	—	1,258	1,258
Net income	—	—	—	—	—	355,289	355,289
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	41,748	41,748
Nonadmit value of reciprocal ownership	—	—	—	—	—	(84,935)	(84,935)
Change in nonadmitted assets	—	—	—	—	—	(48,338)	(48,338)
Admission of PBLIC’s nonadmitted IMR	—	—	—	—	—	1,128	1,128
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	1,327	1,327
Change in net deferred income tax asset	—	—	—	—	—	48,500	48,500
Change in asset valuation reserve	—	—	—	—	—	(46,178)	(46,178)
Dividends to stockholders	—	—	—	—	—	(255,000)	(255,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(69,069)	(69,069)
Tax benefit on stock options exercised	—	—	—	—	—	106	106
Contributed surplus related to stock appreciation rights of indirect parent	—	—	—	—	7,293	—	7,293

Balance at December 31, 2005, as restated	7,364	2,773	—	160,000	243,180	791,955	1,205,272
Cumulative effect of change in accounting principle	—	—	—	—	—	(23,728)	(23,728)
Net income	—	—	—	—	—	283,119	283,119
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	150,399	150,399
Nonadmit value of reciprocal ownership	—	—	—	—	—	(118,279)	(118,279)
Change in net unrealized foreign capital gains/losses	—	—	—	—	—	(100)	(100)
Change in nonadmitted assets	—	—	—	—	—	(102,452)	(102,452)
Admission of PBLIC’s nonadmitted IMR	—	—	—	—	—	1,824	1,824
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	663	663
Change in net deferred income tax asset	—	—	—	—	—	70,868	70,868
Change in asset valuation reserve	—	—	—	—	—	5,963	5,963
Dividends to stockholders	—	—	—	—	—	(208,000)	(208,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(54,628)	(54,628)
Tax benefit on stock options exercised	—	—	—	—	53	—	53
Return of capital related to stock appreciation rights of indirect parent	—	—	—	—	(1,663)	—	(1,663)

Balance at December 31, 2006, as restated	$7,364	$2,773	$—	$160,000	$241,570	$797,604	$1,209,311

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Preferred Stock	Surplus Notes	Paid-In Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2006, as restated	$7,364	$2,773	$—	$160,000	$241,570	$797,604	$1,209,311
Net income	—	—	—	—	—	361,381	361,381
Capital contribution	—	—	—	—	523,197	—	523,197
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(11,916)	(11,916)
Change in nonadmitted assets	—	—	—	—	—	218,540	218,540
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(3,225)	(3,225)
Change in net deferred income tax asset	—	—	—	—	—	(240,943)	(240,943)
Change in asset valuation reserve	—	—	—	—	—	(113,128)	(113,128)
Dividends to stockholder	—	—	—	—	—	(1,200,000)	(1,200,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(9,085)	(9,085)
Tax benefit on stock options exercised	—	—	—	—	63	—	63
Return of capital related to stock appreciation rights of indirect parent	—	—	—	—	(2,416)	—	(2,416)

Balance at December 31, 2007	$7,364	$2,773	$—	$160,000	$762,414	$(200,772)	$731,779

See accompanying notes.

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$2,440,869	$2,175,352	$2,132,488
Net investment income	1,480,934	1,436,922	1,265,516
Miscellaneous income (expense)	(155,520)	604,126	460,037
Benefit and loss related payments	(2,340,733)	(3,025,046)	(3,067,497)
Net transfers (to) from separate, segregated accounts and protected cell amounts	(205,677)	(219,861)	429,402
Commissions, expenses paid and aggregate write-ins for deductions	(1,171,763)	(1,146,134)	(943,719)
Dividends paid to policyholders	(1,480)	(1,569)	(1,464)
Federal income taxes paid	(111,049)	(32,285)	(75,621)

Net cash provided by (used in) operating activities	(64,419)	(208,495)	199,142
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,819,445	8,650,716	7,862,646
Stocks	547,133	280,147	60,745
Mortgage loans	609,628	491,630	764,445
Real estate	2,579	1,176	9,495
Other invested assets	268,986	191,655	139,811
Miscellaneous proceeds	15,235	114,092	21,743

Total investment proceeds	12,263,006	9,729,416	8,858,885
Cost of investments acquired:
Bonds	(12,692,400)	(7,903,372)	(8,802,731)
Stocks	(368,320)	(313,702)	(53,336)
Mortgage loans	(1,233,619)	(427,100)	(477,357)
Real estate	(1,686)	(1,266)	(360)
Other invested assets	(232,842)	(223,308)	(240,144)
Miscellaneous applications	(19,606)	(3,639)	(295,776)

Total cost of investments acquired	(14,548,473)	(8,872,387)	(9,869,704)
Net increase in policy loans	(2,332)	(1,648)	(2,339)

Net cost of investments acquired	(14,550,805)	(8,874,035)	(9,872,043)

Net cash provided by (used in) investing activities	(2,287,799)	855,381	(1,013,158)

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Financing and miscellaneous activities
Borrowed funds received (repaid)	$(130,289)	$127,111	$3,187
Capital and paid in surplus contribution	523,197	—	—
Net deposits on deposit-type contracts and other insurance liabilities	913,587	(1,041,285)	(458,781)
Net change in reinsurance on deposit-type contracts and other insurance liabilities	2,229,737	(164,126)	(692,406)
Dividends to stockholders	(1,200,000)	(208,000)	(255,000)
Funds held under reinsurance treaties with unauthorized reinsurers	3,841,993	(73,094)	1,940,878
Funds held under coinsurance	—	(3,734)	74,591
Other cash provided (used)	(3,855,134)	522,336	424,015

Net cash provided by (used in) financing and miscellaneous activities	2,323,091	(840,792)	1,036,484

Net increase (decrease) in cash, cash equivalents and short-term investments	(29,127)	(193,906)	222,468
Cash, cash equivalents and short-term investments:
Beginning of year	177,835	371,741	149,273

End of year	$148,708	$177,835	$371,741

Non-cash proceeds:
Reclassification of hybrid securities	$5,919	$1,057,142	$—

See accompanying notes.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company (the Company) is a stock life insurance company owned by Capital General Development Corporation (99.8%) and Commonwealth General Corporation (0.2%). Both Capital General Development Corporation (CGDC) and Commonwealth General Corporation (CGC) are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Company has redomesticated to an Iowa life insurance company from a Maryland life insurance company effective April 1, 2007. Under the Restated Articles of Incorporation and Redomestication, the Company possesses and shall continue to posses all privileges, franchises and powers to the same extent as if it had been originally incorporated under the laws of the State of Iowa and the Company’s initial date of authorization as an insurer in Maryland of March 5, 1858 was preserved. Both the state of Maryland and the state of Iowa have adopted the accounting practices prescribed by the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual and therefore the effects of the redomestication on the accounting practices used by the Company are expected to be immaterial.

On October 1, 2007, the Company completed a merger with Peoples Benefit Life Insurance Company (PBLIC), which was directly owned by the Company (76%), CGDC (20%), and Capital General Corporation (CGC) (4%). CGDC also owned 100% of the preferred stock of PBLIC prior to the merger. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of PBLIC were carried forward to the merged company. As a result of the merger, PBLIC’s common and preferred stock were deemed cancelled by operation of law. In exchange for their agreement to merge PBLIC into the Company, CGDC and CGC received common stock of the Company equal in value to the fair market value of PBLIC’s common and preferred stock deemed canceled by the merger. Specifically, CGDC and CGC received 2,347.64 and 27.29 shares, respectively, of the Company’s Class A common shares and 883.99 and 10.28 shares, respectively, of the Company’s Class B common shares.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company and PBLIC presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2007	Year Ended December 31 2006	Year Ended December 31 2005
	Unaudited
Revenue:
Company	$2,123,718	$2,895,662	$2,603,337
PBLIC	1,060,485	1,289,386	1,229,697

As restated	$3,184,203	$4,185,048	$3,833,034

Net income (loss):
Company	$(463,244)	$154,815	$252,279
PBLIC	89,842	128,304	103,010
Merger elimination	697,958	—	—

As restated	$324,556	$283,119	$355,289

	September 30 2007	December 31 2006	December 31 2005
	Unaudited
Assets:
Company	$23,871,851	$19,898,105	$20,222,078
PBLIC	16,834,721	15,483,728	14,551,720
Merger elimination	(354,971)	(503,166)	(384,545)

As restated	$40,351,601	$34,878,667	$34,389,253

Liabilities:
Company	$22,811,347	$19,022,125	$19,337,108
PBLIC	15,939,918	14,650,523	13,848,000
Merger elimination	(344,019)	(3,292)	(1,127)

As restated	$38,407,246	$33,669,356	$33,183,981

Capital and surplus:
Company	$1,060,505	$875,980	$884,970
PBLIC	894,803	833,204	703,720
Merger elimination	(10,952)	(499,873)	(383,418)

As restated	$1,944,356	$1,209,311	$1,205,272

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells a full line of insurance products, including individual, credit and group coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 49 states, the District of Columbia, Guam and Puerto Rico. Sales of the Company’s products are primarily through agents, brokers, financial institutions and direct response methods.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria for an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $5,919 and $1,057,142 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $2,719, $13,517 and $559 for years ended December 31, 2007, 2006 and 2005, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $77,560 and $65,720 at December 31, 2007 and 2006, respectively, is net of the reserve of $32,559 and $49,923, respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Participation securities, notes receivable and options are carried at amortized cost.

Investments in Low Income Housing Tax Credits (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

The carrying amounts of all investments are reviewed on an ongoing basis for deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued for bonds in default of $159 and $67, respectively, with respect to such practices. There were no amounts excluded for mortgage loans or real estate for either 2007 or 2006.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre- determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the derivatives (liability) line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2007 and 2006, derivatives in the amount of $63,511 and $35,962, respectively, were reflected as a liability within the financial statements.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company invests in domestic corporate debt securities denominated in US dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short-dated transactions. Should a credit event occur, the Company may deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expenses. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The Company received variable contract premiums of $895,572, $784,074 and $674,883, in 2007, 2006 and 2005, respectively. In addition, the Company received $37,498, $32,421 and $29,473, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioners’ Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.5 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claim and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2007 and December 31, 2006 was $1,761 and $1,631, respectively.

The Company incurred $7,276 and paid $7,146 of claim adjustment expenses during 2007, of which $2,747 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a (benefit) expense of $(3,045), $(2,209) and $7,105, for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $692, $599 and $294 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2007	2006	2005
Net income, State of Iowa basis	$361,381	$283,119	$355,289
State prescribed practice for secondary guarantee reinsurance	—	—	—

Net income, NAIC SAP	$361,381	$283,119	$355,289

Statutory surplus, State of Iowa basis	$731,779	$1,209,311	$1,205,272
State prescribed practice for secondary guarantee reinsurance	(26,573)	—	—

Statutory surplus, NAIC SAP	$705,206	$1,209,311	$1,205,272

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $23,728 at January 1, 2006.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment Securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit quality and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amount of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Separate Account Assets and Annuity Liabilities: The fair values of separate account assets are based on quoted market prices. The fair values of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes and Borrowed Money: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements. The fair value of borrowed money is assumed to equal their carrying amount.

Receivable From/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006 (Restated)
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash (overdraft), cash equivalents and short-term investments, other than affiliates	$36,908	$36,908	$(11,465)	$(11,465)
Bonds, other than affiliates	19,424,564	19,215,708	17,576,527	17,871,164
Preferred stocks, other than affiliates	1,078,126	1,023,972	1,220,098	1,256,643
Common stock, other than affiliates	13,594	13,594	42,051	42,051
Mortgage loans on real estate	3,194,935	3,268,557	2,558,931	2,697,453
Derivative financial instruments:
Credit default swaps	(314)	(18,785)	(274)	2,742
Interest rate swaps	(63,847)	(111,206)	(36,379)	37,600
Options	650	650	691	691
Policy loans	487,766	487,766	485,446	485,446
Receivable from parent, subsidiaries, and affiliates	65,599	65,599	72,793	72,793
Short-term notes receivable from affiliates	111,800	111,800	189,300	189,300
Separate account assets	11,757,527	11,757,527	10,900,115	10,900,115
Liabilities
Investment contract liabilities	14,851,829	14,394,444	12,402,413	12,293,407
Borrowed money	—	—	130,917	130,917
Payable to parent, subsidiaries and affiliates	176,664	176,664	105,594	105,594
Separate account annuity reserve liabilities	11,676,495	11,676,495	10,813,711	10,813,711

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$334,047	$16,772	$4,905	$75	$345,839
State, municipal and other government	438,025	42,389	154	911	479,349
Public utilities	1,249,780	40,795	12,563	6,985	1,271,027
Industrial and miscellaneous	12,761,711	252,205	123,140	177,191	12,713,585
Mortgage and other asset-backed securities	4,641,001	18,490	15,732	237,851	4,405,908

	19,424,564	370,651	156,494	423,013	19,215,708
Unaffiliated preferred stocks	1,078,126	16,338	16,847	53,645	1,023,972

	$20,502,690	$386,989	$173,341	$476,658	$20,239,680

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$802,805	$18,539	$6,496	$1,659	$813,189
State, municipal and other government	462,844	50,752	1,687	153	511,756
Public utilities	1,155,974	55,851	10,629	4,774	1,196,422
Industrial and miscellaneous	10,641,363	335,840	119,859	35,662	10,821,682
Mortgage and other asset-backed securities	4,513,541	39,615	16,866	8,175	4,528,115

	17,576,527	500,597	155,537	50,423	17,871,164
Unaffiliated preferred stocks	1,220,098	51,084	12,517	2,022	1,256,643

	$18,796,625	$551,681	$168,054	$52,445	$19,127,807

The Company held bonds and preferred stocks at December 31, 2007 and 2006 with a carrying value of $50,180 and $51,172 and amortized cost of $55,311 and $51,368, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 695 and 973 securities with a carrying value of $3,560,593 and $4,609,545 and an unrealized loss of $173,341 and $168,054 with an average price of 95.1 and 96.4 (NAIC market value/amortized cost). Of this portfolio, 94.8% and 95.0% were investment grade with associated unrealized losses of $155,433 and $152,666, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 951 and 614 securities with a carrying value of $9,113,998 and $3,115,968 and an unrealized loss of $476,658 and $52,445 with an average price of 94.8 and 98.3 (NAIC market value/amortized cost). Of this portfolio, 92.9% and 94.5% were investment grade with associated unrealized losses of $434,161 and $37,383, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2007, the Company’s banking sub-sector portfolio reported $104,861 in unrealized losses and had a carrying value of $2,495,713. The absolute exposure to the banking sector is significant, but the Company’s securities in this sector are generally highly rated. Because of the banking sector’s size, the absolute dollar amount of unrealized losses is large, but the overall market value as a percentage of book value on all securities in an unrealized loss position is 94%. While the sector has some exposure to the sub prime market, the issuers are highly diversified and any impact is not expected to be material to their credit profile.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s brokerage sub-sector portfolio reported $21,019 in unrealized losses and had a carrying value of $555,664. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007, the Company’s communication sector portfolio reported $26,936 in unrealized losses and had a carrying value of $1,491,248. The communication sector can be further divided in the media cable, media non-cable, wireless and wire-lines sub-sectors. Many companies in the communications sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused many companies to increase financial leverage. The most significant of these sub-sectors from an unrealized loss perspective is non-cable media.

All media companies, but especially newspaper companies, are suffering from a tepid advertising environment, with advertising dollars shifting to “new” forms of media. This has led to lower returns on equity, historically low equity multiples, and poor stock performance. In some cases activist shareholders and private equity firms have forced management to respond by increasing financial leverage, consolidation or asset divestitures.

Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration, rather than credit related concerns. Based on the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss, the Company does not consider the remaining book values to be impaired as of December 31, 2007.

At December 31, 2007 the consumer cyclical sector portfolio reported $33,799 in unrealized losses and had a carrying value of $1,168,078. The consumer cyclical sub-sector covers a range of industries including autos, home construction, lodging, media and retailers. These industries include some of the largest credit issuers in the market. As a result, the Company’s exposure is large. In addition, many of the consumer sectors have been the target of leveraged buyouts and merger and acquisition activity, which has led to credit deterioration. The more significant of these sub-sectors from an unrealized loss perspective are retailers, automotive and home construction.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007 the consumer non-cyclical sector portfolio reported $29,871 in unrealized losses. The consumer non-cyclical sector encompasses various sub-sectors ranging from consumer products to supermarkets. The more significant of these sub-sectors from an unrealized loss perspective are food and beverages and consumer products. Food and beverages and consumer products fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer.

Overall, the sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector are not the result of fundamental problems with individual issuers, but are primarily due to increases in interest rates and credit spread widening; therefore, the Company does not consider those unrealized losses to be impaired as of December 31, 2007.

At December 31, 2007 the electric sub-sector portfolio reported $21,447 in unrealized losses and had a carrying value of $1,101,509. Issues negatively impacting the sector include growing capital expenditures programs, the possibility of CO2 legislation, a renewed interest in expanding riskier unregulated generation projects, and an increasingly uncertain state regulatory environment driven by rising energy prices. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration than credit related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s insurance sub-sector portfolio reported $77,572 in unrealized losses and had a carrying value of $924,747. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007, the Company’s non-captive finance sub-sector portfolio reported $31,173 in unrealized losses and had a carrying value of $449,373. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

Asset backed securities - Collateralized Bond Obligations (CBO) are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss of $33,713 is a function of decreased liquidity and increased credit spreads in the market for structured finance and monoline guaranteed securities. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled to determine if an other-than-temporary impairment was warranted and resulting impairments have been taken. Impairments on the CBO portfolio were immaterial in 2007. The overall market value as a percent of book value on all securities in an unrealized loss position is 94%, and over 98% of the securities in an unrealized loss position are rated investment grade.

Asset backed securities - Credit Cards are bonds secured by pools of consumer credit card receivables, primarily originated by the largest U.S. financial institution issuers. The unrealized loss of $61,434 in the ABS credit card sector is a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large sub-prime segments may be negatively impacted by the slowing domestic economy and housing market, there has been no rating downgrade of any of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade, and the overall market value as a percent of book value on those securities in an unrealized loss position is 94%.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s position is related to asset-backed securities (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2006 or 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s ABS sub-prime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$573,544	$573,631	$469,504
Collateralized Debt Obligations	18,978	14,951	15,165

	$592,522	$588,582	$484,669

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007, which are reported off balance sheet for statutory reporting purposes per the guidance of SSAP No. 91. The off balance sheet subprime exposure is part of derivative collateral programs.

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$3,620	$3,621	$3,441

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s residential mortgage backed securities sub-sector, CMO Non Agency-whole loans, reported $18,264 in unrealized losses. The majority of the unrealized loss is attributed to one issuer, Structured Asset Securities Corporation (SASCO), in the amount of $11,340. The Company owns several securities under the SASCO name, with each deal containing its own unique pool of collateral and representing a separate and distinct trust. The combination of low reset margin, slower prepayment speeds, illiquidity in the market and general level of credit spread widening have pushed the overall fair value as a percent of book value on those residential mortgage backed securities bonds in an unrealized loss position to 92%. The unrealized loss on SASCO is not credit driven but rather a reflection of the move in interest rates and credit spreads relative to where these deals were originally priced.

At December 31, 2007, the Company’s Real Estate Investment Trust (REIT) sub-sector portfolio reported $17,562 in unrealized losses and had a carrying value of $445,898. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2007 and 2006 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$108,789	$9,455	$118,244
State, municipal and other government	13,704	25,686	39,390
Public utilities	250,436	315,152	565,588
Industrial and miscellaneous	2,346,629	4,558,647	6,905,276
Mortgage and other asset-backed securities	523,402	3,056,272	3,579,674

	3,242,960	7,965,212	11,208,172
Unaffiliated preferred stocks	144,291	672,129	816,420

	$3,387,251	$8,637,341	$12,024,592

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$244,377	$133,328	$377,705
State, municipal and other government	36,498	15,362	51,860
Public utilities	263,542	269,469	533,011
Industrial and miscellaneous	2,905,804	1,918,345	4,824,149
Mortgage and other asset-backed securities	730,052	596,248	1,326,300

	4,180,273	2,932,752	7,113,025
Unaffiliated preferred stocks	261,216	130,771	391,987

	$4,441,489	$3,063,523	$7,505,012

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$544,634	$542,941
Due after one year through five years	6,252,369	6,235,626
Due after five years through ten years	3,333,167	3,309,451
Due after ten years	4,653,393	4,721,782

	14,783,563	14,809,800
Mortgage and other asset-backed securities	4,641,001	4,405,908

	$19,424,564	$19,215,708

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Bonds	$1,182,474	$1,118,658	$1,091,850
Preferred stocks	70,421	90,516	3,664
Common stocks	3,001	1,395	5,332
Mortgage loans	207,272	190,079	217,453
Real estate	1,547	2,357	1,828
Policy loans	29,263	28,894	28,222
Derivative instruments	(19,826)	(37,531)	(64,853)
Cash, cash equivalents and short-term investments	42,361	18,844	8,515
Other investment income	10,506	15,030	37,781

Gross investment income	1,527,019	1,428,242	1,329,792
Less investment expenses	61,538	68,013	65,660

Net investment income	$1,465,481	$1,360,229	$1,264,132

Proceeds from sales and maturities of bonds and preferred stock and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$11,314,414	$9,894,869	$7,891,161

Gross realized gains	$144,704	$95,789	$116,722
Gross realized losses	(131,234)	(125,466)	(76,632)

Net realized gains (losses)	$13,470	$(29,677)	$40,090

For the years ended December 31, 2007, 2006 and 2005, gross realized losses include $16,710, $44,615 and $23,558, respectively, which relate to losses recognized on other than temporary declines in the fair value of fixed maturities.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock, including the stock of affiliated entities, were as follows:

	December 31
	2007	2006
Gross unrealized gains	$9,209	$10,522
Gross unrealized losses	(9,990)	(9,146)

Net unrealized gains (losses)	$(781)	$1,376

Net realized capital gains (losses) on investments are summarized below:

	Year Ended December 31
	2007	2006	2005
Bonds	$16,336	$(34,186)	$35,939
Preferred stocks	(2,866)	4,509	4,151
Common stocks	12,747	13,234	5,100
Mortgage loans on real estate	11,414	(5,420)	564
Real estate	2,404	(84)	(401)
Derivatives	(9,871)	19,955	(43,801)
Other invested assets	74,483	121,679	47,585

	104,647	119,687	49,137
Federal income tax effect	(34,189)	(40,528)	(45,878)
Transfer to interest maintenance reserve	5,896	3,503	(9,820)

Net realized capital gains (losses) on investments	$76,354	$82,662	$(6,561)

At December 31, 2007, 2006 and 2005, the Company had recorded investments in restructured securities of $1,410, $46,076 and $7,257, respectively. The capital gains taken as a result of restructures in 2007 and 2006 were $863 and $24,276, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007 and 2006, there were no bonds or stocks held by the Company for which any impairment would have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There are no commitments to lend additional funds to debtors owing receivables.

The changes in net unrealized capital gains and losses on investments were as follows:

	Year Ended December 31
	2007	2006	2005
Bonds	$11,914	$60,462	$(67,567)
Preferred stocks	123	1,948	301
Common stocks	(2,157)	(8,436)	(1,135)
Derivatives	(18,591)	(32,936)	59,926
Other invested assets	(17,923)	18,434	(6,050)

Change in net unrealized capital gains/losses	$(26,634)	$39,472	$(14,525)

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $356, $277 and $2,085 were taken in 2007, 2006 and 2005, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statement of operations.

The Company’s investments in mortgage loans principally involve commercial real estate. During 2007, the respective maximum and minimum lending rates for mortgage loans were 7.65% and 5.55% for commercial loans and 6.76% and 6.05% for agricultural loans. During 2007, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated, during the year ended December 31, 2007 at the time of origination was 89%. At December 31, 2007, mortgage loans with a carrying value of $774 were non-income producing for the previous 180 days. Accrued interest of $98 related to these mortgage loans was excluded from investment income at December 31, 2007. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $2 at December 31, 2007.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

At December 31, 2007 and 2006, the Company did not hold any impaired loans with or without a related allowance for credit losses. There were no allowances for credit losses on mortgage loans at December 31, 2007 or 2006. There was no recorded investment in impaired loans during 2007. The average recorded investment in impaired loans during 2006 was $4,013.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized no interest income on impaired loans for December 31, 2007 and recognized $9 of interest income on impaired loans for the year ended December 31, 2006. The Company did not recognize any interest income on a cash basis for years ended December 31, 2007, 2006 or 2005.

During 2007, no mortgage loans were foreclosed or acquired by deed and transferred to real estate. During 2006 and 2005 mortgage loans of $4,653 and $2,873, respectively, were foreclosed or acquired by deed and transferred to real estate. At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $148,971 and $75,602, respectively. The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2007	2006
Pacific	24%	27%
South Atlantic	23	24
Middle Atlantic	18	19
East South Central	10	5
West South Central	8	5
Mountain	7	7
East North Central	6	9
New England	2	2
West North Central	2	2

Property-Type Distribution

	December 31
	2007	2006
Office	48%	34%
Retail	18	27
Industrial	14	15
Apartment	11	12
Agricultural	4	5
Other	2	4
Residential	2	2
Medical	1	1

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For the year ending December 31, 2007, the Company had ownership interests in 65 Low Income Housing Tax Credits (LIHTC) properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 2 to 17 years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2019 are $71,653. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company has an investment in Trinity Neponset, L.P., which is a limited partnership which owns a certified historic building that was converted into a supermarket in Boston, Massachusetts. This investment qualified for and received rehabilitation credits in the initial year of the investment. Therefore, the only remaining source of incoming cash flow from the investment is the income tax benefit derived from the annual allocation of operating losses from the partnership. Since the majority of the income tax benefits were received in the initial year of the investment, the fair value declined at a faster pace than book value. For the year ended December 31, 2007, an impairment of $1,332 was recorded for Trinity Neponset L.P. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in the partnership was written down to the fair value amount.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts. An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $877,225 and $425,622, respectively, and credit default swaps with a fair value of ($18,632) and $3,016, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded to unassigned surplus in the financial statements.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $218,027 and $124,957, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2007	2006
Derivative securities:
Swaps:
Receive fixed – pay floating	$7,848,780	$6,572,636
Receive fixed – pay fixed	25,845	15,000
Receive floating – pay fixed	5,991,271	4,385,012
Receive floating – pay floating	4,840,660	2,641,331

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $2,520, $4,555 and $(975), for the years ended December 31, 2007, 2006 and 2005, respectively.

Open futures contracts at December 31, 2007 and 2006, are as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2007:
91	S&P 500 March 2008 Futures	$32,263	$32,495
December 31, 2006:
207	S&P 500 March 2007 Futures	$70,844	$70,867

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 24 years. The company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2007, 2006 and 2005, none of the Company’s cash flow hedges were discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2007, the Company has accumulated $31,759 in deferred gains related to the termination of forecasted transactions. These gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2008.

For the years ended December 31, 2007, 2006 and 2005, the Company has recorded $14,571, $14,989 and $19,160, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2007, 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2007, investments with an aggregate carrying amount of $11,723 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such state regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$2,682,657	$3,087,097	$2,868,026
Reinsurance assumed – non affiliates	198,670	30,354	99,280
Reinsurance assumed – affiliates	2,340	3,461	(2,322)
Reinsurance ceded – non affiliates	(133,898)	(344,082)	(385,827)
Reinsurance ceded – affiliates	(302,720)	(593,178)	(440,143)

Net premiums earned	$2,447,049	$2,183,652	$2,139,014

The Company received reinsurance recoveries in the amount of $80,547, $267,975 and $237,556 during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $22,636 and $33,098, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $14,561,599 and $14,156,719, respectively, of which $14,445,349 and $13,922,214, respectively, were ceded to affiliates.

At December 31, 2007 and 2006, amounts recoverable from unaffiliated unauthorized reinsurers totaled $3,517 and $3,943, respectively, and reserve credits for reinsurance ceded totaled $18,471 and $77,821, respectively. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,835 and $20,268 at December 31, 2007 and 2006, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days. There would be no reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled.

Effective December 31, 2007, Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, recaptured all inforce business that was previously retroceded to PBLIC under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $56 and $4, respectively, and consideration paid of $55 is included in the statement of operations. During 2007, 2006 and 2005, the Company has amortized $349, $67 and $70, respectively, into earnings with a corresponding charge to unassigned surplus.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company also entered into an agreement, effective December 31, 2007, to recapture obligations and benefits related to certain universal life insurance contracts that PBLIC had previously ceded to TIRe. The Company recovered assets of $3,824 and paid recapture consideration of $254 associated with this transaction. Reserves recaptured included life reserves of $503 and claim reserves of $39. As a result, a pre-tax gain of $3,028 was included in the statement of operations. In addition, the unamortized pre-tax gain of $438 ($285 net of tax) related to the original reinsurance transaction and held by the Company in unassigned surplus, was released into income as a result of this recapture.

Effective December 31, 2007, the Company recaptured all inforce universal life business that PBLIC previously reinsured to Transamerica International Reinsurance Ireland Limited (TIRI), an affiliate. The Company paid a recapture fee of $3,005 and recovered assets of $1,193. Life and claims reserves were recaptured in the amount of $20,520 and $58, respectively. This transaction resulted in a pre-tax loss of $22,390 which is included in the statement of operations.

Effective December 31, 2007, the Company entered into a reinsurance agreement with Transamerica Life Insurance Company (TLIC), an affiliate, to cede certain universal life business. Universal life secondary guarantee reserves ceded were $26,573, resulting in a net of tax gain of $17,273, that has been recorded directly to unassigned surplus on a net of tax basis.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of credit life and disability business effective December 31, 2007. The Company received reinsurance consideration of $20,451, paid a commission expense allowance of $9,100 and established reserves approximately equal to the consideration, resulting in a loss of $9,100 pre-tax ($5,915, net of tax) that has been included in the statement of operations.

During 2000, the Company ceded a block of inforce business to a non-affiliate on a modified coinsurance basis. During 2007, the Company recaptured this block of inforce business. As a result of the recapture, the Company paid a recapture premium of $1,602,504 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2007, 2006 and 2005, $26,000 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

On October 1, 2007, the Company entered into recapture agreements with Life Investors Insurance Company of America (LIICA), an affiliate, and TLIC, whereby LIICA and TLIC recaptured all liabilities related to various fixed deferred annuity plans that were ceded to the Company under their respective July 1, 1990 agreements. The recapture consideration received was $3,770 and the reserves recaptured were $53,085 by LIICA and $249,642 by TLIC. The Company paid a recapture premium of $302,727. The resulting pre-tax gain of $3,770 has been included in the statement of operations.

The Company assumed certain risks previously reinsured by Global Premier Reinsurance Company (GPRe), an affiliate, from an unaffiliated company effective October 1, 2007. The Company paid a reinsurance commission expense allowance of $26,400 and established reserves of $17,600, resulting in a pre-tax loss of $44,000 that has been included in the statement of operations.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective April 1, 2007. The Company paid a reinsurance commission expense allowance of $14,967 and established reserves of $5,975, resulting in a pre-tax loss of $20,942 that has been included in the statement of operations.

On July 1, 2004, the Company entered into an agreement with London Life and Manulife Reinsurance LTD to cede an inforce block of life insurance on a coinsurance and modified coinsurance basis. Effective January 1, 2007, the Company recaptured this block of in force term life business. The recapture premium received was $1,342,614 and the commission expense allowance paid was $1,342,614. The Company received consideration of $100,000 for this transaction and recaptured reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2006 and 2005, $28,632 and $42,999, respectively, of deferred gain related to the original reinsurance agreement was amortized into earnings with a corresponding charge directly to unassigned surplus.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $4,282 and established reserves of $2,880, resulting in a pre-tax loss of $7,162 that has been included in the statement of operations.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $22,332 and established reserves of $17,802, resulting in a pre-tax loss of $40,134 that has been included in the statement of operations.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective December 31, 2006. The Company received reinsurance consideration of $270,641, paid a commission expense allowance of $131,339 and established reserves approximately equal to the reinsurance consideration received, resulting in a pre-tax loss of $131,339 that has been included in the statement of operations. Adjustments were made during 2007 to true up the actual purchase price, resulting in a pre-tax loss of $27,598.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective September 1, 2006. The Company received reinsurance consideration of $20,785 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction.

Effective January 1, 2006, a block of life and accident and health business assumed by PBLIC under a reinsurance agreement was recaptured. The recapture premium received from the transaction was $8,266. As a result of the transaction, premium receivables of $5,211 were written off and reserves of $62,143 were released resulting in a pre-tax gain of $65,198 ($42,379 net of tax) that was included in the statement of operations.

During 2006, PBLIC entered into a reinsurance agreement with TIRI to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $300 and ceded reserves of $180 resulted in an initial transaction gain of $120 which was credited to unassigned surplus on a net of tax basis in the amount of $78. During both 2007 and 2006, the Company amortized $8 into earnings with a corresponding charge to unassigned surplus.

Effective December 30, 2005, Academy Life Insurance Company (merged into Life Investors Insurance Company of America on July 1, 2006), an affiliate, recaptured the business it had ceded to PBLIC. PBLIC received $31 as consideration for this recapture and released $200 in reserves related to this transaction, which was included in the statement of operations.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company previously entered into a reinsurance treaty with TIRI to cede new production on a block of funding agreements. As a result of this transaction, the Company had a liability for funds withheld under reinsurance of $9,805,154 and $5,876,714 at December 31, 2007 and 2006, respectively.

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2007	2006
Deferred income tax assets:
Guaranty funds	$4,687	$4,767
Tax basis deferred acquisition costs	130,749	130,187
Partnerships	27,038	12,180
Reserves	207,399	202,570
Ceding commission amortization	4,632	5,662
Unrealized capital losses	57,846	61,129
Credit carryforwards	37,672	33,964
Liquidity reserves	7,714	1,319
Reinsurance on unauthorized companies	2,217	1,149
Deferred intercompany losses	1,912	25,625
Other	14,427	23,353

Total deferred income tax assets	496,293	501,905
Nonadmitted deferred tax assets	127,458	337,909

Admitted deferred tax assets	368,835	163,996
Deferred income tax liabilities:
Section 807(f) adjustments	2,574	6,393
Partnerships/real estate	22,448	6,764
Deferred intercompany gains	220,003	15,613
Unrealized capital gains	42,793	36,343
Derivatives	—	3,422
Other	3,121	1,791

Total deferred income tax liabilities	290,939	70,326

Net admitted deferred income tax asset	$77,896	$93,670

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The changes in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred income tax assets	$496,293	$501,905	$(5,612)
Total deferred income tax liabilities	290,939	70,326	(220,613)

Net deferred income tax asset	$205,354	$431,579	(226,225)

Tax effect of unrealized gains/(losses)			(14,718)

Change in net deferred income tax			$(240,943)

	December 31
	2006	2005	Change
Total deferred tax assets	$501,905	$448,961	$52,944
Total deferred tax liabilities	70,326	92,261	21,935

Net deferred tax asset	$431,579	$356,700	74,879

Tax effect of unrealized gains/(losses)			(4,011)

Change in net deferred income tax			$70,868

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$165,475	$106,044	$144,307
Ceding commission amortization	(1,030)	(1,030)	(1,030)
Deferred acquisition costs – tax basis	1,830	2,506	(462)
Dividends received deduction	(1,649)	(7,716)	(3,036)
Tax credits	(27,332)	(61,645)	(54,154)
Reinsurance transactions	(3,180)	(19,120)	(24,173)
Investment income items	(10,425)	3,822	19,555
Limited partnership book/tax difference	(8,955)	(9,290)	(27,232)
Prior year over accrual	1,815	(10,410)	(20,144)
Tax reserve valuation	4,742	25,487	22,980
Other	(3,988)	(5,281)	(9,414)

Federal income tax expense on operations and capital gains (losses) on investments	117,303	23,367	47,197
Less tax on capital gains (losses)	34,189	40,528	45,878

Total federal income tax expense (benefit)	$83,114	$(17,161)	$1,319

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$117,303	$23,367	$47,197
Change in net deferred income taxes	240,943	(70,868)	(48,500)

Total statutory income taxes	$358,246	$(47,501)	$(1,303)

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. At December 31, 2006, the life subgroup had no loss carryforwards. At December 31, 2007, the life subgroup had $69,605 of general business credit carryforwards and $25,067 of foreign tax credit carryforwards which originated in 2006 and 2007. A tax return has not yet been filed for 2007.

Income taxes incurred in the current and prior years for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses are as follows:

Year	Amount
2007	$59,076
2006	—
2005	286,973

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was negligible and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is currently underway for 2005 and 2006.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2007 and 2006.

For the year ended 2007, premiums for life participating policies were $5,765. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,492 to policyholders and did not allocate any additional income to such policyholders.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2007		December 31, 2006
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal:
With market value adjustment	$1,185,024	4%	$1,655,633	5%
At book value less current surrender charge of 5% or more	249,820	1	346,326	1
At fair value	11,592,107	34	10,664,641	32

Total with adjustment or at market value	13,026,951	39	12,666,600	38
At book value without adjustment (with minimal or no charges or adjustments)	1,639,751	5	2,108,382	6
Not subject to discretionary withdrawal	18,799,574	56	18,498,099	56

Total annuity reserves and deposit fund liabilities — before reinsurance	33,466,276	100%	33,273,081	100%

Less reinsurance ceded	14,521,542		13,785,495

Net annuity reserves and deposit fund liabilities	$18,944,734		$19,487,586

Included in the liability for deposit-type contracts at December 31, 2007 and 2006 are approximately $451,799 and $445,334, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2007, the contractual maturities were: 2008 - $90,853; 2009 - $326,974; 2010 - $24,904; 2011 - $0; 2012 - $0; and thereafter - $9,067.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or market value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are bought by the Company and held within the separate account. The assets in the accounts, carried at estimated fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007, 2006 and 2005 are as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$43	$885,909	$885,952

Reserves for separate accounts as of December 31, 2007 with assets at fair value	$—	$31,956	$11,697,925	$11,729,881

Total	$—	$31,956	$11,697,925	$11,729,881

Reserves by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$31,956	$—	$31,956
At fair value	—	—	11,605,489	11,605,489
Not subject to discretionary withdrawal	—	—	92,436	92,436

Total separate account liabilities at December 31, 2007	$—	$31,956	$11,697,925	$11,729,881

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$218	$787,163	$787,381

Reserves for separate accounts as of December 31, 2006 with assets at fair value	$144,013	$34,606	$10,685,133	$10,863,752

Total	$144,013	$34,606	$10,685,133	$10,863,752

Reserves by withdrawal characteristics as of December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$144,013	$34,606	$—	$178,619
At fair value	—	—	10,642,433	10,642,433
Not subject to discretionary withdrawal	—	—	42,700	42,700

Total separate account liabilities at December 31, 2006	$144,013	$34,606	$10,685,133	$10,863,752

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$443	$674,438	$674,881

Reserves for separate accounts as of December 31, 2005 with assets at fair value	$192,754	$39,779	$9,122,139	$9,354,672

Total	$192,754	$39,779	$9,122,139	$9,354,672

Reserves by withdrawal characteristics as of December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$123,997	$39,779	$—	$163,776
At fair value	—	—	9,049,122	9,049,122
Not subject to discretionary withdrawal	68,757	—	73,017	141,774

Total separate account liabilities at December 31, 2005	$192,754	$39,779	$9,122,139	$9,354,672

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the statement of operations of the separate accounts statement:
Transfers to separate accounts	$895,572	$784,074	$674,883
Transfers from separate accounts	(507,947)	(553,603)	(728,888)

Net transfers to (from) separate accounts	387,625	230,471	(54,005)
Miscellaneous reconciling adjustments	(64)	7,953	6,846

Transfers as reported in the statement of operations of the life, accident and health annual statement	$387,561	$238,424	$(47,159)

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Income Benefit	$14,797	$319	$—
2006	Minimum Guaranteed Income Benefit	18,335	284	—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Death Benefit	$7,214,214	$27,359	$—
2006	Minimum Guaranteed Death Benefit	6,918,990	23,588	—

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date and the policy’s next anniversary date. At December 31, 2007 and 2006, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected) are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$25,587	$19,582	$6,005
Ordinary direct renewal business	225,221	64,876	160,345
Group life direct business	24,806	7,765	17,041
Credit direct business	42	—	42
Reinsurance ceded	(15,891)	—	(15,891)

Total life and annuity	259,765	92,223	167,542
Accident and health:
Direct	60,126	—	60,126
Reinsurance assumed	1,466	—	1,466
Reinsurance ceded	(440)	—	(440)

Total accident and health	61,152	—	61,152

	$320,917	$92,223	$228,694

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$30,243	$23,643	$6,600
Ordinary direct renewal business	224,124	63,925	160,199
Group life direct business	26,689	9,657	17,032
Credit direct business	(67)	—	(67)
Reinsurance ceded	(14,513)	—	(14,513)

Total life and annuity	266,476	97,225	169,251
Accident and health:
Direct	48,397	—	48,397
Reinsurance assumed	4	—	4
Reinsurance ceded	(422)	—	(422)

Total accident and health	47,979	—	47,979

	$314,455	$97,225	$217,230

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Heath Contracts. At December 31, 2007 and 2006, the Company had insurance in force aggregating $10,334,624 and $11,161,742, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $102,404 and $115,391 to cover these deficiencies at December 31, 2007 and 2006, respectively.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $368,141 without the prior approval of insurance regulatory authorities in 2008. If the Company remains in an unassigned deficit position during 2008, no dividends can be paid without the prior approval of insurance regulatory authorities.

In 2007, the Company paid a $1,200,000 dividend to its parent companies, CGDC and CGC which was deemed approved by Insurance Division, Department of Commerce, of the State of Iowa. Of this amount, $92,000 was considered an ordinary cash dividend and $1,108,000 was considered an extraordinary dividend. The Company paid dividends to its stockholders of $190,000 and $255,000, in 2006 and 2005, respectively, which were approved by the Maryland Insurance Administration.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote.

On December 23, 2004, the Company received $117,168 from CDGC and $42,832 from AEGON USA, Inc. (AEGON), both affiliates, in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2007 and 2006 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2007
CGDC	$117,168	$7,030	$20,660	$586
AEGON	42,832	2,570	7,553	214

Total	$160,000	$9,600	$28,213	$800

2006
CGDC	$117,168	$7,030	$13,630	$586
AEGON	42,832	2,570	4,983	214

Total	$160,000	$9,600	$18,613	$800

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $522,048 and $1,327,849 were on loan under security lending agreements. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $6,723, $7,707 and $7,120, for the years ended December 31, 2007, 2006 and 2005, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 25% of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $2,723, $3,122 and $3,097, for the years ended December 31, 2007, 2006 and 2005, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2007 and 2006 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,270, $1,135 and $1,228, for the years ended December 31, 2007, 2006 and 2005, respectively.

12. Related Party Transactions

Prior to August 31, 2007, the Company held a limited partnership interest in Capital Liberty LP (CLLP), an affiliate. The balance sheet of CLLP was essentially comprised of shares of PBLIC common and preferred stock. CGDC, the Company’s parent, gave consideration to the Company in exchange for its partnership interests in CLLP on August 31, 2007. A capital contribution of $537,044, less the additional cash investment made of $13,847, has been included within the 2007 financial statements to reflect the amount of cash received from CGDC for the Company’s interests in CLLP. In addition, the prior investment held in CLLP has been eliminated from the financials in order to appropriately report merged financial information.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $39,781, $86,359 and $91,596, respectively, for these services, which approximates their costs to the affiliates.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

At December 31, 2007 and 2006, the Company reported $27,449 and $71,702, respectively, as due from parent, subsidiary and affiliated companies. The Company also reported $12,415 and $44,253 as due to parent, subsidiary and affiliated companies. Terms of settlement require that these amounts be settled within 90-days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2007, 2006 and 2005, the Company paid net interest of $8,886, $5,234 and $3,110, respectively, to affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $411 and $350 for these services during 2007 and 2006, respectively.

At December 31, 2007, the Company had two short-term notes receivable from Transamerica Corporation of $19,900 and $18,500. These notes are due on or before August 28, 2008 and November 28, 2008, respectively, and bear interest at 5.28% and 4.72%, respectively. The Company also had two short-term notes receivable from Transamerica Occidental Life Insurance Company of $26,300 and $47,100. These notes are due by October 22, 2008 and October 23, 2008, respectively and bear interest at 5.05%. These notes are reported as short-term investments. The Company had short-term notes payable to Transamerica Financial Life Insurance Company and Life Investors Insurance Company of America of $75,100 and 24,300 at December 31, 2007. These notes are due by December 18, 2008 and December 27, 2008, respectively and bear interest at 4.75%. At December 31, 2006, the Company had a short-term notes payable of $61,000 to Transamerica Occidental Life Insurance Company, which was paid on January 18, 2007. At December 31, 2007 and 2006, the Company had a long-term note receivable from Bankers Financial Life Insurance Company, an affiliate, of $750 which bears interest at 6%.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2007 and 2006, the cash surrender value of these policies was $66,000 and $63,682, respectively.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
Bolinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/Life	C,CA,R,B,P,U	$89,806

Coverdell & Company 1718 Peachtree St. NW Suite 276 Atlanta, GA 30309	58-1604660	No	Group / Individual A&H Group Life	Partial Admin	72,293

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	729,248

Total					$891,347

C-	Claims Payment

CA- Claims Adjustment

R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal, and management does not anticipate any future funding requirements that would have a material impact on reported financial results. The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $41,406,343 as of December 31, 2007.

At December 31, 2007 and 2006, the Company has entered into multiple agreements with commitment amounts of $48,675 and $48,675, respectively, for which it was paid a fee to provide standby liquidity asset purchase agreements. The Company believes the chance of draws under the agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

During 2007 and 2006, the Company has provided guarantees for the performance of a noninsurance subsidiary that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investors’ capital accounts covered by the transactions was $272,391 and $157,266 at December 31, 2007 and 2006, respectively. The nature of the obligation is to provide the investors with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investors’ inability to fully utilize the tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

At December 31, 2007 and 2006, the Company had mortgage loan commitments of $158,470 and $63,300, respectively. The Company has contingent commitments of $245,319 and $271,094 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $71,653 and $132,279, respectively.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

At December 31, 2007, no securities were acquired on a “to be announced” (TBA) basis. At December 31, 2006, the net amount of securities being acquired on a TBA basis was $40.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $82,866 and $84,301, respectively, at December 31, 2007, and $56,011 and $57,890, respectively, at December 31, 2006. Cash in the amount of $72,304 and $33,744 and securities in the amount of $53,869 and $33,205, were posted to the Company as of December 31, 2007 and 2006, respectively, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $5,205 as of December 31, 2006.

The Company is a party to legal proceedings incidental to its business, including class actions. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $14,133 and $14,179 and an offsetting premium tax benefit of $1,303 and $1,549 at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $653, $832 and $586, for the years ended December 31, 2007, 2006 and 2005, respectively.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2007, the Company did not participate in dollar reverse repurchase agreements. At December 31, 2006, securities with a book value of $129,545 and a market value of $130,034 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 8.70%.

The Company had an outstanding liability for borrowed money in the amount of $130,917 as of December 31, 2006 due to participation in dollar reverse repurchase agreements. The Company enters dollar reverse repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $36,553 and $120,275 for these agreements as of December 31, 2007 and 2006, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $43,847 and $126,620 as of December 31, 2007 and 2006, respectively. These securities have maturity dates that range from 2008 to 2025 and have a weighted average interest rate of 7.72%.

During 2006, the Company sold $982 of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $3,777 and $3,744 were nonadmitted as of December 31, 2007 and 2006, respectively.

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2007 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
Bonds:
NAIC 3	3	$4,569	$4,554	$(5)
NAIC 4	1	3,196	3,206	25
NAIC 5	1	1,167	1,201	26

Statutory-Basis

Financial Statement Schedules

Monumental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$345,294	$357,103	$345,294
States, municipalities and political subdivisions	212,824	218,765	212,824
Foreign governments	367,868	404,163	367,868
Public utilities	1,249,780	1,271,027	1,249,780
All other corporate bonds	17,248,798	16,964,650	17,248,798
Preferred stocks	1,078,126	1,023,972	1,078,126

Total fixed maturities	20,502,690	20,239,680	20,502,690

Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	5,945	13,594	13,594

Total equity securities	5,945	13,594	13,594

Mortgage loans on real estate	3,194,935		3,194,935
Real estate	10,905		10,905
Policy loans	487,766		487,766
Other long-term investments	846,394		846,394
Cash, cash equivalents and short-term investments	36,908		36,908

Total investments	$25,085,543		$25,093,192

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

Monumental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2007

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$6,001,385	$—	$46,412	$648,323	$397,249	$654,902	$3,242,283
Individual health	318,292	104,181	65,927	250,567	43,154	179,387	115,975	$136,776
Group life and health	750,892	36,372	108,882	500,379	84,495	298,576	197,282	537,210
Annuity	4,931,152	—	82	1,047,780	940,583	783,384	904,097

	$12,001,721	$140,553	$221,303	$2,447,049	$1,465,481	$1,916,249	$4,459,637

Year ended December 31, 2006
Individual life	$5,840,438	$—	$40,806	$404,508	$341,229	$689,706	$513,340
Individual health	238,733	118,856	43,704	135,377	26,997	215,831	44,405	$139,248
Group life and health	733,254	31,179	111,626	484,703	57,983	209,723	298,018	531,637
Annuity	5,829,622	—	159	1,159,064	934,020	1,423,728	605,511

	$12,642,047	$150,035	$196,295	$2,183,652	$1,360,229	$2,538,988	$1,461,274

Year ended December 31, 2005
Individual life	$5,455,037	$—	$40,379	$389,731	$420,229	$577,856	$329,876
Individual health	182,209	27,485	31,935	138,534	15,498	102,737	48,591	$145,506
Group life and health	761,527	37,061	106,440	520,619	57,588	315,878	193,683	546,846
Annuity	6,283,924	—	206	1,090,130	770,817	1,607,198	292,518

	$12,682,697	$64,546	$178,960	$2,139,014	$1,264,132	$2,603,669	$864,668

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

Monumental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2007

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$71,568,810	$11,106,579	$7,746,495	$68,208,726	11%

Premiums:
Individual life	$733,365	$125,723	$40,681	$648,323	6%
Individual health	136,776	11,369	125,161	250,568	50%
Group life and health	537,210	49,514	12,683	500,379	3%
Annuity	1,275,306	250,012	22,485	1,047,779	2%

	$2,682,657	$436,618	$201,010	$2,447,049	8%

Year ended December 31, 2006
Life insurance in force	$70,554,174	$31,295,377	$10,387,027	$49,645,824	21%

Premiums:
Individual life	$736,750	$334,072	$1,830	$404,508	0%
Individual health	139,247	7,995	4,125	135,377	3%
Group life and health	531,637	47,932	998	484,703	0%
Annuity	1,679,463	547,261	26,862	1,159,064	2%

	$3,087,097	$937,260	$33,815	$2,183,652	2%

Year ended December 31, 2005
Life insurance in force	$71,715,900	$32,629,645	$1,861,683	$40,947,938	5%

Premiums:
Individual life	$735,161	$346,146	$716	$389,731	0%
Individual health	145,506	7,337	365	138,534	0%
Group life and health	546,846	56,475	30,248	520,619	6%
Annuity	1,440,513	416,012	65,629	1,090,130	6%

	$2,868,026	$825,970	$96,958	$2,139,014	5%

FINANCIAL STATEMENTS

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Year Ended December 31, 2007

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Vanguard Variable Annuity Plan,

Monumental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Monumental Life Insurance Company Separate Account VA DD (comprised of the Money Market, Total Bond Market Index, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Investment Grade, Diversified Value, REIT Index, Total Stock Market Index Portfolio and Capital Growth Portfolio subaccounts), which are available for investment by contract owners of the Vanguard Variable Annuity Plan, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Monumental Life Insurance Company Separate Account VA DD which are available for investment by contract owners of the Vanguard Variable Annuity Plan at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

1

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

Year Ended December 31, 2007

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount
Assets
Investment in securities:
Number of shares	1,346,008,975.390	74,412,495.792	61,090,479.464	34,993,735.856

Cost	$1,346,008,975	$828,277,537	$1,038,421,608	$990,009,168

Investments in mutual funds, at net asset value	$1,346,008,975	$875,090,951	$1,222,420,494	$939,931,745
Receivable for units sold	1,311	5	—	10

Total assets	1,346,010,286	875,090,956	1,222,420,494	939,931,755

Liabilities
Payable for units redeemed	—	—	6	—

	$1,346,010,286	$875,090,956	$1,222,420,488	$939,931,755

Net Assets:
Deferred annuity contracts terminable by owners	$1,346,010,286	$875,090,956	$1,222,420,488	$939,931,755

Total net assets	$1,346,010,286	$875,090,956	$1,222,420,488	$939,931,755

Accumulation units outstanding	718,632,945	31,433,585	24,445,795	20,660,953

Accumulation unit value	$1.8730150	$27.8393620	$50.0053480	$45.4931470

See accompanying notes.

2

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

Year Ended December 31, 2007

	Growth Subaccount	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount
Assets
Investment in securities:
Number of shares	21,243,898.315	25,338,445.957	44,552,582.665	23,576,544.365

Cost	$424,211,752	$478,312,119	$754,367,547	$197,309,769

Investments in mutual funds, at net asset value	$267,885,558	$458,372,487	$978,374,715	$189,319,651
Receivable for units sold	1	—	—	1

Total assets	267,885,559	458,372,487	978,374,715	189,319,652

Liabilities
Payable for units redeemed	—	4	13	—

	$267,885,559	$458,372,483	$978,374,702	$189,319,652

Net Assets:
Deferred annuity contracts terminable by owners	$267,885,559	$458,372,483	$978,374,702	$189,319,652

Total net assets	$267,885,559	$458,372,483	$978,374,702	$189,319,652

Accumulation units outstanding	12,896,151	11,706,782	30,716,710	10,433,046

Accumulation unit value	$20.7725210	$39.1544400	$31.8515460	$18.1461530

See accompanying notes.

3

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

Year Ended December 31, 2007

	Small Company Growth Subaccount	Mid-Cap Index Subaccount	Short-Term Investment Grade Subaccount	Diversified Value Subaccount
Assets
Investment in securities:
Number of shares	26,555,308.887	27,611,715.335	37,066,498.978	30,006,126.273

Cost	$443,448,513	$412,958,948	$390,671,716	$384,565,761

Investments in mutual funds, at net asset value	$416,387,243	$468,570,809	$407,360,824	$450,692,017
Receivable for units sold	—	5	—	12

Total assets	416,387,243	468,570,814	407,360,824	450,692,029

Liabilities
Payable for units redeemed	3	—	3	—

	$416,387,240	$468,570,814	$407,360,821	$450,692,029

Net Assets:
Deferred annuity contracts terminable by owners	$416,387,240	$468,570,814	$407,360,821	$450,692,029

Total net assets	$416,387,240	$468,570,814	$407,360,821	$450,692,029

Accumulation units outstanding	14,216,631	19,024,834	27,008,736	25,389,746

Accumulation unit value	$29.2887420	$24.6294300	$15.0825580	$17.7509470

See accompanying notes.

4

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Assets and Liabilities

Year Ended December 31, 2007

	REIT Index Subaccount	Total Stock Market Index Portfolio Subaccount	Capital Growth Portfolio Subaccount
Assets
Investment in securities:
Number of shares	13,401,602.555	14,169,039.642	13,835,659.827

Cost	$260,290,127	$389,525,928	$211,516,642

Investments in mutual funds, at net asset value	$243,239,086	$400,983,822	$243,092,543
Receivable for units sold	—	7	—

Total assets	243,239,086	400,983,829	243,092,543

Liabilities
Payable for units redeemed	2	—	—

	$243,239,084	$400,983,829	$243,092,543

Net Assets:
Deferred annuity contracts terminable by owners	$243,239,084	$400,983,829	$243,092,543

Total net assets	$243,239,084	$400,983,829	$243,092,543

Accumulation units outstanding	8,193,543	24,475,110	12,827,426

Accumulation unit value	$29.6866800	$16.3833310	$18.9509990

See accompanying notes.

5

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount
Net investment income (loss)
Income:
Dividends	$9,433,701	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	659,579	430,685	616,863	486,389

Net investment income (loss)	8,774,122	(430,685)	(616,863)	(486,389)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	16,549,737	5,316,433	13,946,975	13,731,400
Cost of investments sold	16,549,737	4,706,995	9,924,783	9,999,541

Net realized capital gains (losses) on investments	—	609,438	4,022,192	3,731,859

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	31,584,228	234,134,518	48,352,996
End of period	—	46,813,414	183,998,886	(50,077,423)

Net change in unrealized appreciation/depreciation of investments	—	15,229,186	(50,135,632)	(98,430,419)

Net realized and unrealized capital gains (losses) on investments	—	15,838,624	(46,113,440)	(94,698,560)

Increase (decrease) in net assets from operations	$8,774,122	$15,407,939	$(46,730,303)	$(95,184,949)

See accompanying notes.

6

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	Growth Subaccount	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	139,669	238,567	494,921	96,132

Net investment income (loss)	(139,669)	(238,567)	(494,921)	(96,132)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,004,717	11,978,744	28,280,434	5,134,767
Cost of investments sold	12,373,532	10,022,479	20,838,548	5,206,863

Net realized capital gains (losses) on investments	(7,368,815)	1,956,265	7,441,886	(72,096)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(125,552,933)	25,643,027	318,371,595	(3,776,034)
End of period	(156,326,194)	(19,939,632)	224,007,168	(7,990,118)

Net change in unrealized appreciation/depreciation of investments	(30,773,261)	(45,582,659)	(94,364,427)	(4,214,084)

Net realized and unrealized capital gains (losses) on investments	(38,142,076)	(43,626,394)	(86,922,541)	(4,286,180)

Increase (decrease) in net assets from operations	$(38,281,745)	$(43,864,961)	$(87,417,462)	$(4,382,312)

See accompanying notes.

7

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	Small Company Growth Subaccount	Mid-Cap Index Subaccount	Short-Term Investment Grade Subaccount	Diversified Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	218,867	241,401	199,859	235,718

Net investment income (loss)	(218,867)	(241,401)	(199,859)	(235,718)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	11,046,607	19,127,300	2,548,761	24,636,658
Cost of investments sold	10,279,148	14,642,161	2,413,129	18,047,012

Net realized capital gains (losses) on investments	767,459	4,485,139	135,632	6,589,646

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	40,529,494	106,149,474	8,828,194	113,255,684
End of period	(27,061,270)	55,611,861	16,689,108	66,126,256

Net change in unrealized appreciation/depreciation of investments	(67,590,764)	(50,537,613)	7,860,914	(47,129,428)

Net realized and unrealized capital gains (losses) on investments	(66,823,305)	(46,052,474)	7,996,546	(40,539,782)

Increase (decrease) in net assets from operations	$(67,042,172)	$(46,293,875)	$7,796,687	$(40,775,500)

See accompanying notes.

8

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Operations

Year Ended December 31, 2007

	REIT Index Subaccount	Total Stock Market Index Portfolio Subaccount	Capital Growth Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	121,169	204,480	120,733

Net investment income (loss)	(121,169)	(204,480)	(120,733)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	6,616,613	5,096,467	4,233,071
Cost of investments sold	4,838,649	3,968,696	2,911,078

Net realized capital gains (losses) on investments	1,777,964	1,127,771	1,321,993

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,527,481)	51,751,105	46,376,971
End of period	(17,051,041)	11,457,894	31,575,901

Net change in unrealized appreciation/depreciation of investments	(12,523,560)	(40,293,211)	(14,801,070)

Net realized and unrealized capital gains (losses) on investments	(10,745,596)	(39,165,440)	(13,479,077)

Increase (decrease) in net assets from operations	$(10,866,765)	$(39,369,920)	$(13,599,810)

See accompanying notes.

9

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Money Market Subaccount		Total Bond Market Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$8,774,122	$39,409,150	$(430,685)	$19,396,849
Net realized capital gains (losses) on investments	—	—	609,438	1,242,475
Net change in unrealized appreciation/depreciation of investments	—	—	15,229,186	1,597,313

Increase (decrease) in net assets from operations	8,774,122	39,409,150	15,407,939	22,236,637

Contract transactions
Net contract purchase payments	40,531,550	280,778,695	6,910,210	34,506,694
Transfer payments from (to) other subaccounts or general account	46,909,490	60,954,525	31,541,448	70,832,296
Contract terminations, withdrawals, and other deductions	(22,229,044)	(103,179,576)	(5,682,599)	(27,176,092)
Contract maintenance charges	(46,704)	(250,473)	(31,954)	(168,456)

Increase (decrease) in net assets from contract transactions	65,165,292	238,303,171	32,737,105	77,994,442

Net increase (decrease) in net assets	73,939,414	277,712,321	48,145,044	100,231,079

Net assets:
Beginning of the period	1,272,070,872	704,630,878	826,945,912	518,545,807

End of the period	$1,346,010,286	$982,343,199	$875,090,956	$618,776,886

See accompanying notes.

10

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Balanced Subaccount		Equity Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(616,863)	$23,296,959	$(486,389)	$13,983,579
Net realized capital gains (losses) on investments	4,022,192	41,084,369	3,731,859	101,468,372
Net change in unrealized appreciation/depreciation of investments	(50,135,632)	80,620,905	(98,430,419)	31,032,781

Increase (decrease) in net assets from operations	(46,730,303)	145,002,233	(95,184,949)	146,484,732

Contract transactions
Net contract purchase payments	8,368,178	56,542,839	3,741,105	26,364,863
Transfer payments from (to) other subaccounts or general account	(4,472,098)	11,563,282	(7,218,391)	(92,206,190)
Contract terminations, withdrawals, and other deductions	(9,151,933)	(47,414,512)	(7,009,403)	(49,066,426)
Contract maintenance charges	(43,501)	(314,190)	(35,095)	(337,168)

Increase (decrease) in net assets from contract transactions	(5,299,354)	20,377,419	(10,521,784)	(115,244,921)

Net increase (decrease) in net assets	(52,029,657)	165,379,652	(105,706,733)	31,239,811

Net assets:
Beginning of the period	1,274,450,145	986,025,541	1,045,638,488	1,027,929,554

End of the period	$1,222,420,488	$1,151,405,193	$939,931,755	$1,059,169,365

See accompanying notes.

11

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Growth Subaccount		Equity Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(139,669)	$299,401	$(238,567)	$10,597,515
Net realized capital gains (losses) on investments	(7,368,815)	(74,233,440)	1,956,265	24,232,460
Net change in unrealized appreciation/depreciation of investments	(30,773,261)	77,753,041	(45,582,659)	50,168,001

Increase (decrease) in net assets from operations	(38,281,745)	3,819,002	(43,864,961)	84,997,976

Contract transactions
Net contract purchase payments	1,315,531	14,997,331	2,109,554	16,787,371
Transfer payments from (to) other subaccounts or general account	(1,348,849)	(39,642,721)	(9,006,563)	10,687,464
Contract terminations, withdrawals, and other deductions	(1,803,773)	(16,903,964)	(3,344,649)	(18,041,467)
Contract maintenance charges	(9,874)	(127,437)	(18,744)	(156,823)

Increase (decrease) in net assets from contract transactions	(1,846,965)	(41,676,791)	(10,260,402)	9,276,545

Net increase (decrease) in net assets	(40,128,710)	(37,857,789)	(54,125,363)	94,274,521

Net assets:
Beginning of the period	308,014,269	342,462,390	512,497,846	423,497,196

End of the period	$267,885,559	$304,604,601	$458,372,483	$517,771,717

See accompanying notes.

12

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	International Subaccount		High Yield Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(494,921)	$5,659,429	$(96,132)	$13,579,694
Net realized capital gains (losses) on investments	7,441,886	18,866,153	(72,096)	(695,256)
Net change in unrealized appreciation/depreciation of investments	(94,364,427)	133,092,919	(4,214,084)	2,070,202

Increase (decrease) in net assets from operations	(87,417,462)	157,618,501	(4,382,312)	14,954,640

Contract transactions
Net contract purchase payments	6,569,000	41,470,649	687,323	8,482,706
Transfer payments from (to) other subaccounts or general account	(24,079,258)	74,786,527	(2,397,671)	(11,379,282)
Contract terminations, withdrawals, and other deductions	(6,383,561)	(25,462,858)	(1,034,154)	(6,514,118)
Contract maintenance charges	(39,855)	(219,098)	(8,070)	(64,094)

Increase (decrease) in net assets from contract transactions	(23,933,674)	90,575,220	(2,752,572)	(9,474,788)

Net increase (decrease) in net assets	(111,351,136)	248,193,721	(7,134,884)	5,479,852

Net assets:
Beginning of the period	1,089,725,838	560,026,040	196,454,536	195,345,616

End of the period	$978,374,702	$808,219,761	$189,319,652	$200,825,468

See accompanying notes.

13

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Small Company Growth Subaccount		Mid-Cap Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(218,867)	$381,066	$(241,401)	$3,923,919
Net realized capital gains (losses) on investments	767,459	46,799,974	4,485,139	35,283,015
Net change in unrealized appreciation/depreciation of investments	(67,590,764)	1,235,739	(50,537,613)	23,879,632

Increase (decrease) in net assets from operations	(67,042,172)	48,416,779	(46,293,875)	63,086,566

Contract transactions
Net contract purchase payments	1,626,485	21,137,399	2,182,320	23,204,329
Transfer payments from (to) other subaccounts or general account	(9,307,474)	(33,533,999)	(17,154,275)	(34,834,906)
Contract terminations, withdrawals, and other deductions	(2,849,403)	(22,913,981)	(3,411,463)	(19,294,160)
Contract maintenance charges	(18,685)	(202,695)	(23,730)	(191,923)

Increase (decrease) in net assets from contract transactions	(10,549,077)	(35,513,276)	(18,407,148)	(31,116,660)

Net increase (decrease) in net assets	(77,591,249)	12,903,503	(64,701,023)	31,969,906

Net assets:
Beginning of the period	493,978,489	525,005,356	533,271,837	487,966,649

End of the period	$416,387,240	$537,908,859	$468,570,814	$519,936,555

See accompanying notes.

14

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Short-Term Investment Grade Subaccount		Diversified Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(199,859)	$11,029,013	$(235,718)	$7,406,296
Net realized capital gains (losses) on investments	135,632	472,397	6,589,646	21,771,657
Net change in unrealized appreciation/depreciation of investments	7,860,914	3,732,973	(47,129,428)	49,738,271

Increase (decrease) in net assets from operations	7,796,687	15,234,383	(40,775,500)	78,916,224

Contract transactions
Net contract purchase payments	3,047,762	28,691,742	2,378,463	20,298,140
Transfer payments from (to) other subaccounts or general account	10,931,459	(15,142,263)	(22,930,074)	(40,750,780)
Contract terminations, withdrawals, and other deductions	(2,851,950)	(14,799,380)	(3,078,176)	(18,517,149)
Contract maintenance charges	(16,050)	(101,540)	(22,948)	(165,999)

Increase (decrease) in net assets from contract transactions	11,111,221	(1,351,441)	(23,652,735)	(39,135,788)

Net increase (decrease) in net assets	18,907,908	13,882,942	(64,428,235)	39,780,436

Net assets:
Beginning of the period	388,452,913	326,975,776	515,120,264	461,722,746

End of the period	$407,360,821	$340,858,718	$450,692,029	$501,503,182

See accompanying notes.

15

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	REIT Index Subaccount		Total Stock Market Index Portfolio Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(121,169)	$6,387,262	$(204,480)	$1,962,794
Net realized capital gains (losses) on investments	1,777,964	31,741,036	1,127,771	28,489,428
Net change in unrealized appreciation/depreciation of investments	(12,523,560)	70,318,720	(40,293,211)	16,738,411

Increase (decrease) in net assets from operations	(10,866,765)	108,447,018	(39,369,920)	47,190,633

Contract transactions
Net contract purchase payments	1,650,029	20,957,348	4,354,268	36,086,649
Transfer payments from (to) other subaccounts or general account	(270,771)	6,644,170	4,188,906	11,207,474
Contract terminations, withdrawals, and other deductions	(2,293,539)	(12,572,321)	(1,934,342)	(11,927,779)
Contract maintenance charges	(10,367)	(126,947)	(17,778)	(105,915)

Increase (decrease) in net assets from contract transactions	(924,648)	14,902,250	6,591,054	35,260,429

Net increase (decrease) in net assets	(11,791,413)	123,349,268	(32,778,866)	82,451,062

Net assets:
Beginning of the period	255,030,497	310,562,630	433,762,695	287,115,167

End of the period	$243,239,084	$433,911,898	$400,983,829	$369,566,229

See accompanying notes.

16

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006

	Capital Growth Portfolio Subaccount
	2007	2006
Operations
Net investment income (loss)	$(120,733)	$570,271
Net realized capital gains (losses) on investments	1,321,993	9,583,113
Net change in unrealized appreciation/depreciation of investments	(14,801,070)	8,226,033

Increase (decrease) in net assets from operations	(13,599,810)	18,379,417

Contract transactions
Net contract purchase payments	1,655,621	15,434,407
Transfer payments from (to) other subaccounts or general account	4,644,575	21,166,719
Contract terminations, withdrawals, and other deductions	(1,411,882)	(5,443,663)
Contract maintenance charges	(10,579)	(61,703)

Increase (decrease) in net assets from contract transactions	4,877,735	31,095,760

Net increase (decrease) in net assets	(8,722,075)	49,475,177

Net assets:
Beginning of the period	251,814,618	151,209,152

End of the period	$243,092,543	$200,684,329

See accompanying notes.

17

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company Separate Account VA DD (the Mutual Fund Account) is a segregated investment count of Monumental Life Insurance Company (MLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to October 1, 2007, the Mutual Fund Account was a segregated investment account of People’s Benefit Life Insurance Company (“PBL”), is also an indirect wholly owner subsidiary of Aegon N.V.

People’s Benefit Life Insurance Company (“PBL”) merged into Monumental Life Insurance Company (“MLIC”) effective October 1, 2007. As a result of this merger Separate Account IV underwent a name change to Separate Account VA DD. This merger had no impact on th evlaue of the Mutual Fund Account or its operations.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of fifteen investment subaccounts. Activity in these fifteen investment subaccounts (each a Series Fund and collectively the Series Funds) is available to contract owners of the Vanguard Variable Annuity Plan.

Vanguard Variable Insurance Fund:

Money Market Portfolio	Small Company Growth Portfolio
Total Bond Market Index Portfolio	Mid-Cap Index Portfolio
Balanced Portfolio	Short-Term Investment Grade Portfolio
Equity Index Portfolio	Diversified Value Portfolio
Growth Portfolio	REIT Index Portfolio
Equity Income Portfolio	Total Stock Market Index Portfolio
International Portfolio	Capital Growth Portfolio
High Yield Bond Portfolio

18

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Total Stock Market Index Portfolio	May 1, 2003
Capital Growth Portfolio	May 1, 2003

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from sales of shares in the Series Fund are determined on a first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

19

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
Vanguard Variable Insurance Fund:
Money Market Portfolio	$90,488,982	$16,549,737
Total Bond Market Index Portfolio	37,622,839	5,316,433
Balanced Portfolio	8,030,764	13,946,975
Equity Index Portfolio	2,723,211	13,731,400
Growth Portfolio	3,018,089	5,004,717
Equity Income Portfolio	1,479,776	11,978,744
International Portfolio	3,851,839	28,280,434
High Yield Bond Portfolio	2,286,060	5,134,767
Small Company Growth Portfolio	278,664	11,046,607
Mid-Cap Index Portfolio	478,743	19,127,300
Short-Term Investment Grade Portfolio	13,460,139	2,548,761
Diversified Value Portfolio	748,206	24,636,658
REIT Index Portfolio	5,570,796	6,616,613
Total Stock Market Index Portfolio	11,483,043	5,096,467
Capital Growth Portfolio	8,990,077	4,233,071

20

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Total Bond Market Index Subaccount	Balanced Subaccount	Equity Index Subaccount	Growth Subaccount
Units outstanding at January 1, 2006	416,196,627	21,044,868	23,522,996	24,889,818	16,122,739
Units purchased	162,197,623	1,366,072	1,260,863	595,869	721,342
Units redeemed and transferred	(24,391,229)	1,737,194	(818,534)	(3,254,516)	(2,730,815)

Units outstanding at December 31, 2006	554,003,021	24,148,134	23,965,324	22,231,171	14,113,266
Units purchased	22,793,873	270,697	167,811	97,342	62,088
Units redeemed and transferred	141,836,051	7,014,754	312,660	(1,667,560)	(1,279,204)

Units outstanding at December 31, 2007	718,632,945	31,433,585	24,445,795	20,660,953	12,896,151

	Equity Income Subaccount	International Subaccount	High Yield Bond Subaccount	Small Company Growth Subaccount	Mid-Cap Index Subaccount
Units outstanding at January 1, 2006	12,393,633	23,947,022	11,547,387	17,595,258	21,706,831
Units purchased	445,671	1,563,756	488,126	661,001	975,789
Units redeemed and transferred	(247,373)	1,837,435	(1,038,066)	(1,849,757)	(2,288,908)

Units outstanding at December 31, 2006	12,591,931	27,348,213	10,997,447	16,406,502	20,393,712
Units purchased	53,937	216,665	38,135	57,389	88,846
Units redeemed and transferred	(939,086)	3,151,832	(602,536)	(2,247,260)	(1,457,724)

Units outstanding at December 31, 2007	11,706,782	30,716,710	10,433,046	14,216,631	19,024,834

21

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding (continued)

	Short-Term Investment Grade Subaccount	Diversified Value Subaccount	REIT Index Subaccount	Total Stock Market Index Portfolio Subaccount	Capital Growth Portfolio Subaccount
Units outstanding at January 1, 2006	24,449,447	29,368,541	11,220,037	19,254,668	9,427,397
Units purchased	2,101,808	1,201,356	646,258	2,288,004	906,086
Units redeemed and transferred	(2,185,466)	(3,655,761)	(213,167)	(24,520)	909,054

Units outstanding at December 31, 2006	24,365,789	26,914,136	11,653,128	21,518,152	11,242,537
Units purchased	212,159	140,790	60,100	267,510	90,070
Units redeemed and transferred	2,430,788	(1,665,180)	(3,519,685)	2,689,448	1,494,820

Units outstanding at December 31, 2007	27,008,736	25,389,746	8,193,543	24,475,110	12,827,426

22

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. The charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Money Market
	12/31/2007	718,632,945	$1.87	$1,346,010,286	0.83%	0.30%	5.63%
	12/31/2006	554,003,021	1.77	982,343,199	4.97	0.30	4.73
	12/31/2005	416,196,627	1.69	704,630,878	3.15	0.30	2.88
	12/31/2004	387,051,782	1.65	636,957,958	1.26	0.30	0.97
	12/31/2003	418,859,241	1.63	682,686,112	1.01	0.30	0.71
Total Bond Market Index
	12/31/2007	31,433,585	27.84	875,090,956	0.00	0.30	8.64
	12/31/2006	24,148,134	25.62	618,776,886	3.82	0.30	3.99
	12/31/2005	21,044,868	24.64	518,545,807	3.80	0.30	2.09
	12/31/2004	19,493,290	24.13	470,463,481	5.22	0.30	3.89
	12/31/2003	20,899,459	23.23	485,513,039	5.08	0.30	3.71
Balanced
	12/31/2007	24,445,795	50.01	1,222,420,488	0.00	0.30	4.08
	12/31/2006	23,965,324	48.04	1,151,405,193	2.51	0.30	14.62
	12/31/2005	23,522,996	41.92	986,025,541	2.53	0.30	6.51
	12/31/2004	21,725,512	39.36	855,028,702	2.43	0.30	10.95
	12/31/2003	20,537,171	35.47	728,469,873	2.93	0.30	20.09
Equity Index
	12/31/2007	20,660,953	45.49	939,931,755	0.00	0.30	(4.51)
	12/31/2006	22,231,171	47.64	1,059,169,365	1.67	0.30	15.36
	12/31/2005	24,889,818	41.30	1,027,929,554	1.81	0.30	4.48
	12/31/2004	27,570,980	39.53	1,089,822,226	1.30	0.30	10.47
	12/31/2003	28,895,993	35.78	1,033,937,424	1.44	0.30	28.08
Growth
	12/31/2007	12,896,151	20.77	267,885,559	0.00	0.30	(3.75)
	12/31/2006	14,113,266	21.58	304,604,601	0.39	0.30	1.61
	12/31/2005	16,122,739	21.24	342,462,390	0.45	0.30	11.16
	12/31/2004	17,186,617	19.11	328,411,550	0.46	0.30	6.93
	12/31/2003	19,386,882	17.87	346,450,470	0.38	0.30	25.75

23

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Equity Income
	12/31/2007	11,706,782	$39.15	$458,372,483	0.00%	0.30%	(4.78)%
	12/31/2006	12,591,931	41.12	517,771,717	2.64	0.30	20.34
	12/31/2005	12,393,633	34.17	423,497,196	2.41	0.30	3.83
	12/31/2004	12,115,592	32.91	398,741,192	2.25	0.30	12.98
	12/31/2003	11,734,593	29.13	341,844,195	2.53	0.30	24.07
International
	12/31/2007	30,716,710	31.85	978,374,702	0.00	0.30	7.78
	12/31/2006	27,348,213	29.55	808,219,761	1.12	0.30	26.37
	12/31/2005	23,947,022	23.39	560,026,040	1.38	0.30	15.96
	12/31/2004	20,581,369	20.17	415,076,530	1.14	0.30	19.06
	12/31/2003	16,374,316	16.94	277,362,921	1.31	0.30	34.47
High Yield Bond
	12/31/2007	10,433,046	18.15	189,319,652	0.00	0.30	(0.63)
	12/31/2006	10,997,447	18.26	200,825,468	7.26	0.30	7.95
	12/31/2005	11,547,387	16.92	195,345,616	7.63	0.30	2.44
	12/31/2004	12,600,575	16.51	208,077,460	7.32	0.30	8.20
	12/31/2003	14,778,496	15.26	225,549,551	6.22	0.30	16.52
Small Company Growth
	12/31/2007	14,216,631	29.29	416,387,240	0.00	0.30	(10.67)
	12/31/2006	16,406,502	32.79	537,908,859	0.37	0.30	9.88
	12/31/2005	17,595,258	29.84	525,005,356	—	0.30	5.94
	12/31/2004	19,702,466	28.16	554,910,571	0.09	0.30	14.95
	12/31/2003	20,365,409	24.50	498,976,907	0.02	0.30	40.65
Mid-Cap Index
	12/31/2007	19,024,834	24.63	468,570,814	0.00	0.30	(3.39)
	12/31/2006	20,393,712	25.49	519,936,555	1.06	0.30	13.41
	12/31/2005	21,706,831	22.48	487,966,649	0.97	0.30	13.63
	12/31/2004	19,778,514	19.78	391,273,779	0.83	0.30	19.95
	12/31/2003	18,660,023	16.49	307,740,407	0.83	0.30	33.66

24

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Short-Term Investment Grade
	12/31/2007		27,008,736	$15.08	$407,360,821	0.00%	0.30%	7.82%
	12/31/2006		24,365,789	13.99	340,858,718	3.58	0.30	4.60
	12/31/2005		24,449,447	13.37	326,975,776	3.17	0.30	1.94
	12/31/2004		24,368,075	13.12	319,682,827	3.09	0.30	1.76
	12/31/2003		22,495,124	12.89	290,009,837	3.01	0.30	3.24
Diversified Value
	12/31/2007		25,389,746	17.75	450,692,029	0.00	0.30	(4.74)
	12/31/2006		26,914,136	18.63	501,503,182	1.91	0.30	18.52
	12/31/2005		29,368,541	15.72	461,722,746	1.33	0.30	7.29
	12/31/2004		23,564,482	14.65	345,291,793	1.60	0.30	20.10
	12/31/2003		16,476,000	12.20	201,018,467	2.27	0.30	30.73
REIT Index
	12/31/2007		8,193,543	29.69	243,239,084	0.00	0.30	(20.27)
	12/31/2006		11,653,128	37.24	433,911,898	2.02	0.30	34.53
	12/31/2005		11,220,037	27.68	310,562,630	2.79	0.30	11.50
	12/31/2004		11,782,196	24.82	292,485,917	2.77	0.30	30.12
	12/31/2003		11,625,894	19.08	221,800,134	3.53	0.30	35.08
Total Stock Market Index Portfolio
	12/31/2007		24,475,110	16.38	400,983,829	0.00	0.30	(4.61)
	12/31/2006		21,518,152	17.17	369,566,229	0.90	0.30	15.18
	12/31/2005		19,254,668	14.91	287,115,167	1.03	0.30	5.81
	12/31/2004		16,523,223	14.09	232,858,367	0.34	0.30	40.93
	12/31/2003	(1)	10,333,537	12.56	129,784,002	—	0.30	25.59
Capital Growth Portfolio
	12/31/2007		12,827,426	18.95	243,092,543	0.00	0.30	6.17
	12/31/2006		11,242,537	17.85	200,684,329	0.62	0.30	11.29
	12/31/2005		9,427,397	16.04	151,209,152	0.62	0.30	7.36
	12/31/2004		9,051,828	14.94	135,234,234	0.13	0.30	49.40
	12/31/2003	(1)	4,000,045	12.74	50,958,508	—	0.30	27.39

25

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

26

Monumental Life Insurance Company

Separate Account VA DD - Vanguard Variable Annuity Plan

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .20% is assessed. Depending on the policy holders death benefit option they select there may be an additional quarterly mortality and expense risk charge corresponding to an additional annual charge of 0.05%, or 0.12%.

An administrative charge of .10% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual maintenance fee of $25 per contract which is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract’s accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of MLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

27

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

All required financial statements are included in Part B of this Registration Statement.

(B) EXHIBITS

(1)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account.[8]
(2)	Not Applicable.
(3)	Not Applicable.
(4)	(a) Form of variable annuity contract, Form No. VVAP U 1101[4]
(b) Optional Riders[4]
(5)	Form of application[8]
(6)	(a) Restated Articles of Incorporation and Articles of Redomestication of Monumental Life Insurance Company[1]
(b) Amended and Restated Bylaws of Monumental Life Insurance Company[1]
(7)	Not applicable.
(8)	(a) Participation Agreement for the Vanguard Variable Insurance Fund[8]
(b) First Amendment to Participation, Market Consulting and Administration Agreement[2]
(c) Administration Service Agent[3]
(8)	(c) Participation Agreement (Vanguard). Note 6
(8)	(d) First Amendment to Participation Agreement. Note 7
(8)	(e) Second Amendment to Participation Agreement. Note 7
(8)	(f) Third Amendment to Participation Agreement. Note 7
(8)	(g) Fourth Amendment to Participation Agreement. Note 9
(8)	(h) Form of Fifth Amendment to Participation Agreement. Note 9
(9)	(a) Opinion and Consent of Counsel[9]
(b) Consent of Counsel[9]
(10)	(a) Consent of Independent Registered Public Accounting Firm[9]
(10)	(b) Opinion and Consent of Actuary [5]
(11)	No financial statements are omitted from item 23.
(12)	Not applicable.
(13)	Performance computation[2]
(14)	Powers of Attorney. (Ralph L. Arnold, Darryl D. Button, Marilyn Carp, Brenda K. Clancy, Henry G. Hagen, Robert J. Kontz, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Eric J. Martin, and James A. Beardsworth) Note 8

[1]	Incorporated by reference from the Post-Effective Amendment 1 to N-4 Registration Statement (File No. 333-138040) filed on April 27, 2007.

[2]	Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

[3]	Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073, filed April 30, 1998.

[4]	Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement of Peoples Benefit Life Insurance Company filed June 26, 2002, File No. 33-36073.

[5]	Filed with Post-Effective Amendment No. 21 on April 27, 2006.

[6]	Incorporated by reference from Initial Registration Statement on Form N-4 (File No. 333-65151) filed on October 1, 1998.

[7]	Filed with Post-Effective Amendment No. 22 on April 30, 2007.

[8]	Filed with Initial Filing on September 26, 2007.

[9]	Filed herewith.

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor	Name and Principal Business
Address
Director, Chief Operations Officer, and Senior Vice President(2)	Ralph L. Arnold
Director, Senior Vice President and Chief Financial Officer(1)	Darryl D. Button
Director, Executive Vice President - Director of Marketing Services Group(3)	Marilyn Carp
Director, Chief Operating Officer and Executive Vice President(1)	Brenda Clancy
Director, Chairman of the Board, President, and Chief Executive Officer(2)	Henry G. Hagan
Director and Vice President(1)	Robert J. Kontz
Director and Executive Vice President - Financial Markets Group(1)	Larry N. Norman
Director, Senior Vice President, and Chief Tax Officer(1)	Arthur C. Schneider
Director, Senior Vice President, General Counsel, and Assistant Secretary(1)	Craig D. Vermie
Senior Vice President(1)	James A. Beardsworth
Vice President and Corporate Controller(1)	Eric J. Martin

(1)	4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(2)	Two East Chase St.

Baltimore, MD 21202

(3)	520 Park Avenue

Baltimore, MD 21201

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2008 there were 70,624 owners of Contracts.

ITEM 28. INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) None.

(b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained by Manager Regulatory Filing Unit, Monumental Life Insurance Co. at 4333 Edgewood Rd NE, Cedar Rapids, IA 52499-0001, and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Monumental Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Monumental Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2008.

SEPARATE ACCOUNT VA DD

MONUMENTAL LIFE INSURANCE COMPANY
Depositor

*
Henry G. Hagan
Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director, Chief Operating Officer and Executive Vice President

* Larry N. Norman	Director and Executive Vice President – Financial Markets Group

* Ralph L. Arnold	Director, Chief Operations Officer and Senior Vice President

* Marilyn Carp	Director, Executive Vice President – Director of Marketing Services Group

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President and General Counsel

* Henry G. Hagen	Director, Chairman of the Board, President and Chief Executive Officer

* Eric J. Martin	Vice President and Corporate Controller

* Darryl D. Button	Director, Senior Vice President and Chief Financial Officer

* Robert J. Kontz	Director and Vice President

/s/ Darin D. Smith	Vice President and Assistant Secretary	April 25, 2008
* By Darin D. Smith

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

333- 146328

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MONUMENTAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA DD

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(g)	Fourth Amendment to Participation Agreement

(8)(h)	Form of Fifth Amendment to Participation Agreement

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original